UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT         NOVEMBER 30, 2012

High-Yield Municipal Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Approval of Management Agreement	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

Positive Six-Month Returns for U.S. Stocks and Bonds; Municipal Outperformance

During the summer and autumn months of 2012, the global economy struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with uncertainty still enveloping major developed economies such as the U.S., Japan, and Europe.

Despite these macroeconomic conditions, major U.S. stock and bond indices posted positive six-month returns, with stocks generally outperforming bonds. Stock outperformance under these circumstances sounds counterintuitive, but weakening international economic conditions triggered more stimulative monetary policy measures. The anticipated impact of these measures helped boost U.S. equities, along with high-yield bonds that tend to correlate with stocks.

Low U.S. Treasury yields, improvements in municipal credit conditions, and anticipation of higher income tax rates in 2013 helped municipal bonds generally outperform their taxable (including U.S. Treasury) counterparts for the six-month period. High-yield and long-maturity municipal bonds ranked among the top-performing U.S. bonds for the period.

The U.S. economy showed signs of improvement during 2012, particularly the long-depressed housing market. However, the outlook for 2013 remains guarded. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	6.85%	15.92%	4.79%	5.01%	5.19%(2)	3/31/98
Barclays Municipal Bond Index	—	4.18%	10.17%	6.23%	5.45%	5.55%	—
Institutional Class	AYMIX	6.96%	16.15%	—	—	9.93%	3/1/10
A Class No sales charge* With sales charge*	AYMAX	6.72% 1.91%	15.76% 10.60%	4.53% 3.58%	— —	4.67% 4.18%	1/31/03
C Class No sales charge* With sales charge*	AYMCX	6.33% 5.33%	14.79% 14.79%	3.73% 3.73%	3.98% 3.98%	3.96% 3.96%	7/24/02

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.61%	0.41%	0.86%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2012
Portfolio at a Glance
Weighted Average Maturity	17.8 years
Average Duration (Modified)	5.8 years

30-Day SEC Yields
Investor Class	3.17%
Institutional Class	3.37%
A Class	2.79%
C Class	2.18%
Investor Class 30-Day Tax Equivalent Yields(1)
25.00% Tax Bracket	4.23%
28.00% Tax Bracket	4.40%
33.00% Tax Bracket	4.73%
35.00% Tax Bracket	4.88%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five States & Territories	% of net assets
California	11.6%
New York	9.3%
New Jersey	7.3%
Texas	5.9%
Ohio	5.7%

Top Five Sectors	% of fund investments
Hospital Revenue	12%
General Obligation (GO)	12%
Industrial Development/Pollution Control Revenue	11%
Land Based	10%
Special Tax Revenue/Severance Tax	10%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.1%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(1) 6/1/12 - 11/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,068.50	$3.11	0.60%
Institutional Class	$1,000	$1,069.60	$2.08	0.40%
A Class	$1,000	$1,067.20	$4.40	0.85%
C Class	$1,000	$1,063.30	$8.28	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 100.1%
ALABAMA — 0.8%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	$2,500,000	$2,580,450
Mobile Industrial Development Board Pollution Control Rev., (Alabama Power Co.), VRDN, 1.65%, 3/20/17	1,000,000	1,034,130
		3,614,580
ARIZONA — 1.4%
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	622,965
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,206,670
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29	3,015,000	3,070,928
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	705,000	710,062
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	438,000	441,631
		6,052,256
CALIFORNIA — 11.6%
California GO, (Various Purpose), 5.00%, 9/1/41	1,665,000	1,925,839
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,481,680
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	461,584
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,049,200
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,588,112
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	966,752
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,372,180
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	760,000	774,037
El Camino Community College District GO, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(2)	1,655,000	676,564
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	4,000,000	3,380,880
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	7,860,000	7,337,860
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	4,000,000	4,466,600
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	5,000,000	5,649,150
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,070,830
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,448,389
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	255,263
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	264,623

7

Principal Amount	Value
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	$3,558,000	$3,462,717
San Diego Unified School District GO, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(2)	7,500,000	1,310,700
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	281,738
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	554,475
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(3)	5,000,000	1,410,250
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,014,350
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,010
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,515,000	1,572,040
		50,277,823
COLORADO — 3.8%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,348,240
Colorado Health Facilities Authority Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	577,710
Denver Health & Hospital Authority Healthcare Rev., Series 2009 A, 6.25%, 12/1/33	2,925,000	3,402,009
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	2,851,000	2,901,149
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	3,000,000	3,045,510
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,556,010
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,194,430
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(4)	1,800,000	898,146
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(4)	1,500,000	748,800
		16,672,004
CONNECTICUT — 0.2%
Connecticut Development Authority Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30(5)	1,000,000	626,110
DELAWARE — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,709,985
FLORIDA — 4.9%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	3,000,000	3,386,940
Capital Trust Agency Rev., Series 2010 A, (Air Cargo-aero Miami), 5.35%, 7/1/29	2,435,000	2,497,409
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,315,000	1,339,354
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,691,445
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 5.00%, 11/15/29	1,000,000	1,130,760
Miami-Dade County Health Facilities Authority Rev., Series 2008 A2, (Miami Children’s Hospital), VRDN, 4.55%, 8/1/13 (NATL-RE)	2,000,000	2,042,980
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,627,160

8

Principal Amount	Value

Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	$1,500,000	$1,791,810
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,172,050
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,275,764
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	905,000	1,079,230
Village Community Development District No. 9 Special Assessment Rev., 5.50%, 5/1/42	1,000,000	1,078,040
		21,112,942
GEORGIA — 3.6%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.20%, 12/3/12	600,000	600,000
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,158,580
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,682,860
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	960,408
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,184,120
Georgia Municipal Electric Authority Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23	3,000,000	3,736,800
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	4,000,000	4,346,680
		15,669,448
GUAM — 2.1%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,109,090
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	1,800,000	1,846,098
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,453,848
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,569,945
		8,978,981
HAWAII — 0.7%
Hawaii State Department of Budget & Finance Rev., (Special Purpose/Kahala Nui), 5.25%, 11/15/37	1,000,000	1,090,240
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,837,050
		2,927,290
ILLINOIS — 4.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,337,720
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,128,100
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	966,664
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)(6)	4,966,000	2,586,094
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,956,555
Illinois GO, 5.00%, 3/1/24	2,500,000	2,929,925
Illinois GO, 5.00%, 8/1/25	1,000,000	1,172,520
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	721,281
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,834,000	5,934,695
		20,733,554
INDIANA — 1.2%
Indiana Finance Authority Rev., (Community Foundation of Northwest Indiana), 5.00%, 3/1/19	1,000,000	1,177,860

9

Principal Amount	Value

Indiana Finance Authority Rev., (United States Steel Corp.), 6.00%, 12/1/26	$1,250,000	$1,293,425
Indiana Finance Authority Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39	1,000,000	1,091,550
Rockport Rev., (AK Steel Corp.), 7.00%, 6/1/28	1,500,000	1,593,570
		5,156,405
IOWA — 0.2%
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	1,000,000	1,051,410
LOUISIANA — 1.4%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,725,630
New Orleans GO, 5.00%, 12/1/32	500,000	574,350
New Orleans GO, 5.00%, 12/1/33	1,250,000	1,434,950
St. Charles Parish Louisiana Gulf Zone Opportunity Rev., (Valero Energy Corp.), VRN, 4.00%, 6/1/22	2,000,000	2,227,280
		5,962,210
MARYLAND — 3.7%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,094,850
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	3,900,000	4,252,872
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/34	1,500,000	1,654,215
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,144,500
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25	1,000,000	1,105,070
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center), 5.00%, 7/1/31	1,500,000	1,690,320
Maryland Health & Higher Educational Facilities Authority Rev., Series 2012 A, (Carroll Hospital), 5.00%, 7/1/37	1,000,000	1,130,370
Maryland Health & Higher Educational Facilities Authority Rev., Series 2012 A, (Frederick Memorial Hospital), 4.00%, 7/1/38(7)	3,000,000	3,082,980
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,051,310
		16,206,487
MASSACHUSETTS — 0.9%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	1,021,360
Massachusetts GO, Series 2012 A, VRN, 0.54%, 12/6/12	3,000,000	3,000,180
		4,021,540
MICHIGAN — 4.2%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,982,920
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	882,628
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,468,002
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,184,925
Detroit Water Supply System Rev., (Senior Lien), Series 2011 A, 5.75%, 7/1/37	1,000,000	1,136,580
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,494,013
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,855,280

10

Principal Amount	Value

Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	$1,850,000	$2,208,623
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	960,000	1,131,725
		18,344,696
MISSOURI — 1.2%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,644,460
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,438,187
		5,082,647
NEBRASKA — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,513,626
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,238,560
		4,752,186
NEVADA — 0.5%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	985,000	1,016,983
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13	1,185,000	1,196,174
		2,213,157
NEW JERSEY — 7.3%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	5,000,000	5,162,850
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,067,260
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,755,000	1,780,079
New Jersey Educational Facilities Authority Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,537,704
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	6,000,000	6,074,940
New Jersey State Turnpike Authority Rev., Series 2012 A, 5.00%, 1/1/35	2,000,000	2,376,380
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/32(2)	6,420,000	2,843,482
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	5,000,000	4,495,550
Tobacco Settlement Financing Corp. Rev., Series 2007 A1, 5.00%, 6/1/41	5,000,000	4,522,700
		31,860,945
NEW MEXICO — 0.9%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,558,823
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,145,000	1,190,869
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,017,080
		3,766,772
NEW YORK — 9.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	940,392
City of New York GO, Series 2008 L-3, VRDN, 0.18%, 12/3/12 (SBBPA: Bank of America N.A.)	6,000,000	6,000,000
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41	1,295,000	1,475,018
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/42	1,735,000	1,922,224
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	4,000,000	4,289,400

11

Principal Amount	Value
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured Bonds), VRDN, 0.19%, 12/3/12 (SBBPA: Landesbank Baden-Wurttemberg)	$2,100,000	$2,100,000
New York City Transitional Finance Authority Rev., Series 2002 2F, (Future Tax Secured Bonds), VRDN, 0.19%, 12/3/12 (LIQ FAC: Bayerische Landesbank)	3,545,000	3,545,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.19%, 12/3/12 (SBBPA: Landesbank Baden-Wurttemberg)	3,000,000	3,000,000
New York City Transitional Finance Authority Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18	2,000,000	2,467,220
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,535,632
New York State Dormitory Authority Rev., (Orange Regional Medical Center), 6.25%, 12/1/37	2,250,000	2,524,162
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	1,100,000	1,321,155
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,250,000	1,323,763
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 A, (Covanta Holding Corp.), 5.25%, 11/1/42	1,000,000	1,021,360
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,392,620
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,695,250
		40,553,196
NORTH CAROLINA — 1.5%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,653,495
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	4,000,000	4,706,200
		6,359,695
OHIO — 5.7%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	3,000,000	2,707,770
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/30	10,000,000	9,052,200
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.75%, 6/1/34	2,645,000	2,317,364
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/30	1,000,000	1,161,030
Ohio Air Quality Development Authority Rev., Series 2009 D, (Pollution Control/First Energy), VRDN, 2.25%, 9/15/16	2,000,000	2,027,820
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,825,974
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	3,000,000	3,280,830
Wood County Hospital Facilities Rev., 5.00%, 12/1/42(7)	2,000,000	2,155,860
		24,528,848
OKLAHOMA — 2.2%
Oklahoma Development Finance Authority Rev., (Inverness Village Community), 6.00%, 1/1/32	3,750,000	4,153,762
Oklahoma Turnpike Authority Rev., Series 2011 A, 5.00%, 1/1/28	2,000,000	2,435,040

12

Principal Amount	Value
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	$2,500,000	$2,886,000
		9,474,802
OREGON — 1.6%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,400,000	1,442,616
Oregon GO, Series 2011 J, 5.00%, 5/1/36	2,500,000	3,017,150
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,102,340
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,377,925
		6,940,031
PENNSYLVANIA — 4.5%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.75%, 11/1/24	1,000,000	1,072,260
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,082,370
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,556,520
Beaver County Industrial Development Authority Rev., Series 2008 A, (Pollution Control), VRDN, 2.70%, 4/2/18	4,000,000	4,065,760
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,392,220
Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44(7)	300,000	326,730
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,322,760
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	1,440,000	1,599,466
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	3,000,000	3,302,040
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,766,235
		19,486,361
PUERTO RICO — 4.1%
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/19	2,405,000	2,693,937
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/20 (NATL-RE)	1,400,000	1,568,266
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,608,825
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	2,950,000	3,150,689
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), 5.75%, 7/1/16	4,555,000	4,974,515
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	429,464
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, 0.00%, 8/1/45 (NATL-RE)(2)	3,800,000	649,952
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	2,500,000	2,771,300
		17,846,948
SOUTH CAROLINA — 0.4%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,687,311

13

Principal Amount	Value
TENNESSEE — 3.0%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	$2,400,000	$2,400,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	1,020,000	1,020,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	1,135,000	1,135,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	5,650,000	5,650,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	2,800,000	2,800,000
		13,005,000
TEXAS — 5.9%
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	419,180
Dallas-Fort Worth International Airport Rev., Series 2012 G, 4.00%, 11/1/15	500,000	548,480
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,588,120
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,178,800
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	1,000,000	1,090,480
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(8)	5,300,000	5,321,889
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30(7)	3,000,000	3,347,250
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,778,470
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,799,310
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/41	2,000,000	2,270,580
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	600,000	602,520
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,816,560
		25,761,639
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,391,760
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,672,485
		4,064,245
VIRGINIA — 2.1%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/40(2)	1,380,000	882,731
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	662,260
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,153,190

14

Principal Amount	Value
Virginia Small Business Financing Authority Rev., (Elizabeth River Crossings Project), 5.50%, 1/1/42	$2,500,000	$2,825,825
Virginia Small Business Financing Authority Rev., (Senior Lien/Express Lanes LLC Project), 5.00%, 1/1/40	2,000,000	2,155,780
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,261,450
		8,941,236
WASHINGTON — 0.3%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	277,248
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,015,510
		1,292,758
WEST VIRGINIA — 0.1%
West Virginia Hospital Finance Authority Rev., Series 2008 B, (United Health System), VRDN, 0.18%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
WISCONSIN — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	1,200,000	1,414,404
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(8)	2,000,000	2,145,660
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John’s Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,181,350
		4,741,414
WYOMING — 0.5%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,344,540
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $403,029,239)		434,421,452
OTHER ASSETS AND LIABILITIES — (0.1)%		(221,422)
TOTAL NET ASSETS — 100.0%		$434,200,030

Notes to Schedule of Investments

Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation-Reinsured
Q-SBLF = Qualified School Board Loan Fund
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)
 Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,780,892, which represented 0.4% of total net assets.

(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	Security is in default.
(5)	Security is subject to a forbearance agreement entered into by the fund, under which, the fund may receive less than the stated interest rate for a specified period of time.
(6)	Non-income producing.
(7)	When-issued security.
(8)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

NOVEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $403,029,239)	$434,421,452
Cash	2,109,157
Receivable for investments sold	3,789,320
Receivable for capital shares sold	1,184,370
Interest receivable	6,274,575
447,778,874

Liabilities
Payable for investments purchased	11,846,190
Payable for capital shares redeemed	1,188,280
Accrued management fees	203,381
Distribution and service fees payable	49,241
Dividends payable	291,752
13,578,844

Net Assets	$434,200,030

Net Assets Consist of:
Capital paid in	$438,842,356
Accumulated net investment loss	(284,305)
Accumulated net realized loss	(35,750,234)
Net unrealized appreciation	31,392,213
$434,200,030

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$281,649,791	28,922,771	$9.74
Institutional Class	$13,418,598	1,377,166	$9.74
A Class	$104,128,499	10,693,614	$9.74*
C Class	$35,003,142	3,596,546	$9.73

*Maximum offering price $10.20 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,747,899

Expenses:
Management fees	1,165,926
Distribution and service fees:
A Class	119,357
C Class	164,938
Trustees’ fees and expenses	13,500
1,463,721

Net investment income (loss)	8,284,178

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,081,282
Futures contract transactions	108,232
6,189,514

Change in net unrealized appreciation (depreciation) on:
Investments	11,529,905
Futures contracts	63,350
11,593,255

Net realized and unrealized gain (loss)	17,782,769

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,066,947

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MAY 31, 2012
Increase (Decrease) in Net Assets	November 30, 2012	May 31, 2012
Operations
Net investment income (loss)	$8,284,178	$13,780,567
Net realized gain (loss)	6,189,514	1,088,552
Change in net unrealized appreciation (depreciation)	11,593,255	25,977,697
Net increase (decrease) in net assets resulting from operations	26,066,947	40,846,816

Distributions to Shareholders
From net investment income:
Investor Class	(5,695,128)	(8,479,155)
Institutional Class	(282,445)	(280,244)
A Class	(2,017,778)	(3,914,438)
B Class	—	(28,573)
C Class	(573,132)	(1,078,182)
Decrease in net assets from distributions	(8,568,483)	(13,780,592)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	47,994,100	105,503,686

Net increase (decrease) in net assets	65,492,564	132,569,910

Net Assets
Beginning of period	368,707,466	236,137,556
End of period	$434,200,030	$368,707,466

Accumulated net investment loss	$(284,305)	—

See Notes to Financial Statements.

18

Notes to Financial Statements

NOVEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income taxes. Capital appreciation is a secondary objective. The fund pursues its objectives by investing in municipal securities that are investment-grade securities, securities rated below investment grade, or unrated securities determined to be of similar quality.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

19

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2012 was 0.59% for the Investor Class, A Class and C Class and 0.39% for the Institutional Class.

20

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2012 were $250,016,317 and $209,287,988, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2012		Year ended May 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,743,860	$83,104,691	18,336,008	$164,017,104
Issued in reinvestment of distributions	460,957	4,395,843	708,750	6,342,774
Redeemed	(5,809,835)	(55,072,276)	(8,382,904)	(74,862,804)
	3,394,982	32,428,258	10,661,854	95,497,074
Institutional Class
Sold	1,490,067	14,103,201	267,756	2,413,077
Issued in reinvestment of distributions	27,549	263,009	31,359	280,164
Redeemed	(919,106)	(8,707,490)	(88,544)	(773,194)
	598,510	5,658,720	210,571	1,920,047
A Class
Sold	2,005,577	19,102,858	3,255,978	29,011,830
Issued in reinvestment of distributions	165,207	1,574,830	349,024	3,110,865
Redeemed	(1,364,209)	(12,964,431)	(2,935,800)	(26,108,582)
	806,575	7,713,257	669,202	6,014,113
B Class	N/A
Sold			6,951	59,477
Issued in reinvestment of distributions			1,813	15,716
Redeemed			(217,240)	(1,902,063)
			(208,476)	(1,826,870)
C Class
Sold	493,331	4,671,225	1,017,945	9,113,560
Issued in reinvestment of distributions	30,558	291,144	58,740	523,189
Redeemed	(291,956)	(2,768,504)	(642,179)	(5,737,427)
	231,933	2,193,865	434,506	3,899,322
Net increase (decrease)	5,032,000	$47,994,100	11,767,657	$105,503,686

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly sold interest rate risk derivative instruments during the first three months of the period.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $108,232 in net realized gain (loss) on futures contract transactions and $63,350 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund invests a portion of its assets in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$403,029,239
Gross tax appreciation of investments	$35,804,161
Gross tax depreciation of investments	(4,411,948)
Net tax appreciation (depreciation) of investments	$31,392,213

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2012, the fund had accumulated short-term capital losses of $(36,650,166) and accumulated long-term capital losses of $(5,091,707), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2013	2016	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(700,317)	$(4,227,228)	$(8,112,975)	$(11,481,481)	$(10,841,523)	$(1,286,642)	$(5,091,707)

As of May 31, 2012, the fund had post-October capital loss deferrals of $(693,841), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax income tax purposes.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$9.32	0.21(3)	0.42	0.63	(0.21)	$9.74	6.85%	0.60%(4)	4.32%(4)	53%	$281,650
2012	$8.50	0.44(3)	0.82	1.26	(0.44)	$9.32	15.16%	0.61%	4.89%	70%	$237,949
2011	$8.82	0.47(3)	(0.32)	0.15	(0.47)	$8.50	1.76%	0.61%	5.41%	27%	$126,327
2010	$7.91	0.45(3)	0.92	1.37	(0.46)	$8.82	17.68%	0.61%	5.40%	25%	$132,196
2009	$9.63	0.50	(1.72)	(1.22)	(0.50)	$7.91	(12.70)%	0.62%	5.97%	44%	$82,547
2008	$10.68	0.52	(1.05)	(0.53)	(0.52)	$9.63	(5.01)%	0.62%	5.16%	69%	$87,127
Institutional Class
2012(2)	$9.32	0.21(3)	0.43	0.64	(0.22)	$9.74	6.96%	0.40%(4)	4.52%(4)	53%	$13,419
2012	$8.50	0.45(3)	0.83	1.28	(0.46)	$9.32	15.39%	0.41%	5.09%	70%	$7,260
2011	$8.82	0.49(3)	(0.32)	0.17	(0.49)	$8.50	1.97%	0.41%	5.61%	27%	$4,829
2010(5)	$8.66	0.12(3)	0.15	0.27	(0.11)	$8.82	3.13%	0.41%(4)	5.50%(4)	25%(6)	$26
A Class
2012(2)	$9.32	0.19(3)	0.43	0.62	(0.20)	$9.74	6.72%	0.85%(4)	4.07%(4)	53%	$104,128
2012	$8.50	0.42(3)	0.82	1.24	(0.42)	$9.32	14.87%	0.86%	4.64%	70%	$92,154
2011	$8.82	0.45(3)	(0.32)	0.13	(0.45)	$8.50	1.51%	0.86%	5.16%	27%	$78,325
2010	$7.91	0.43(3)	0.91	1.34	(0.43)	$8.82	17.39%	0.86%	5.15%	25%	$130,266
2009	$9.63	0.48	(1.72)	(1.24)	(0.48)	$7.91	(12.92)%	0.87%	5.72%	44%	$111,293
2008	$10.68	0.50	(1.05)	(0.55)	(0.50)	$9.63	(5.25)%	0.87%	4.91%	69%	$140,037

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Investment Income			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(2)	$9.32	0.16(3)	0.41	0.57	(0.16)	$9.73	6.33%	1.60%(4)	3.32%(4)	53%	$35,003
2012	$8.49	0.35(3)	0.83	1.18	(0.35)	$9.32	14.03%	1.61%	3.89%	70%	$31,344
2011	$8.81	0.38(3)	(0.32)	0.06	(0.38)	$8.49	0.75%	1.61%	4.41%	27%	$24,885
2010	$7.91	0.37(3)	0.90	1.27	(0.37)	$8.81	16.39%	1.61%	4.40%	25%	$29,313
2009	$9.63	0.41	(1.72)	(1.31)	(0.41)	$7.91	(13.58)%	1.62%	4.97%	44%	$25,176
2008	$10.68	0.42	(1.05)	(0.63)	(0.42)	$9.63	(5.96)%	1.62%	4.16%	69%	$34,072

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through May 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

26

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of

27

similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

28

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

29

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

30

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76985   1301

SEMIANNUAL REPORT      NOVEMBER 30, 2012

Intermediate-Term Tax-Free Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	37
Statement of Operations	38
Statement of Changes in Net Assets	39
Notes to Financial Statements	40
Financial Highlights	45
Approval of Management Agreement	47
Additional Information	52

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

Positive Six-Month Returns for U.S. Stocks and Bonds; Municipal Outperformance

During the summer and autumn months of 2012, the global economy struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with uncertainty still enveloping major developed economies such as the U.S., Japan, and Europe.

Despite these macroeconomic conditions, major U.S. stock and bond indices posted positive six-month returns, with stocks generally outperforming bonds. Stock outperformance under these circumstances sounds counterintuitive, but weakening international economic conditions triggered more stimulative monetary policy measures. The anticipated impact of these measures helped boost U.S. equities, along with high-yield bonds that tend to correlate with stocks.

Low U.S. Treasury yields, improvements in municipal credit conditions, and anticipation of higher income tax rates in 2013 helped municipal bonds generally outperform their taxable (including U.S. Treasury) counterparts for the six-month period. High-yield and long-maturity municipal bonds ranked among the top-performing U.S. bonds for the period.

The U.S. economy showed signs of improvement during 2012, particularly the long-depressed housing market. However, the outlook for 2013 remains guarded. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of November 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	3.56%	8.45%	5.63%	4.68%	5.41%	3/2/87
Barclays 7 Year Municipal Bond Index	—	3.12%	7.58%	6.53%	5.38%	N/A(2)	—
Institutional Class	AXBIX	3.57%	8.67%	5.84%	—	4.79%	4/15/03
A Class No sales charge* With sales charge*	TWWOX	3.34% -1.32%	8.18% 3.32%	— —	— —	5.76% 4.01%	3/1/10
C Class No sales charge* With sales charge*	TWTCX	2.96% 1.96%	7.38% 7.38%	— —	— —	4.94% 4.94%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

NOVEMBER 30, 2012
Portfolio at a Glance
Weighted Average Maturity	9.5 years
Average Duration (Modified)	4.6 years

30-Day SEC Yields
Investor Class	1.18%
Institutional Class	1.37%
A Class	0.89%
C Class	0.21%
Investor Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket	1.57%
28.00% Tax Bracket	1.64%
33.00% Tax Bracket	1.76%
35.00% Tax Bracket	1.82%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five States and Territories	% of net assets
California	18.2%
New York	11.7%
Texas	6.9%
New Jersey	6.4%
Florida	5.5%

Top Five Sectors	% of fund investments
General Obligation (GO)	29%
Transportation Revenue	12%
Certificates of Participation (COPs)/Leases	11%
Electric Revenue	9%
Special Tax Revenue/Severance Tax	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.5%
Other Assets and Liabilities	(0.5)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(1) 6/1/12 – 11/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.60	$2.40	0.47%
Institutional Class	$1,000	$1,035.70	$1.38	0.27%
A Class	$1,000	$1,033.40	$3.67	0.72%
C Class	$1,000	$1,029.60	$7.48	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

NOVEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 100.5%
ALABAMA — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	$ 1,060,000	$ 1,168,109
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,751,565
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,479,830
East Central Industrial Development Authority Rev., 5.25%, 9/1/13 (Ambac)	810,000	813,127
		9,212,631
ALASKA†
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,918,781
ARIZONA — 2.1%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,205,300
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.05%, 1/2/13	7,500,000	6,567,450
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,284,730
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children’s Hospital), 5.00%, 2/1/42	1,800,000	1,998,954
Arizona Tourism & Sports Authority Rev., (Baseball Training Facilities), 5.00%, 7/1/13	1,880,000	1,915,325
Arizona Tourism & Sports Authority Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/13, Prerefunded at 100% of Par (NATL-RE)(1)	2,000,000	2,058,460
Arizona Transportation Board Rev., 4.00%, 7/1/15	6,500,000	7,091,695
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,719,910
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	6,229,650
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)	1,655,000	1,756,799
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,511,960
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,101,171
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,416,310
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,155,160
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,337,554
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,837,570
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	1,710,000	2,040,714
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	1,800,000	2,197,152
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	900,147

Principal Amount	Value
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	$ 1,000,000	$ 1,003,970
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,785,969
Salt River Pima-Maricopa Indian Community Rev., VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	10,445,000	10,445,000
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,667,781
		81,228,731
ARKANSAS — 0.1%
Valdez Marine Terminal Rev., Series 2011 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	3,400,000	4,210,968
CALIFORNIA — 18.2%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	4,900,000	6,180,860
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	13,510,482
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,442,214
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,819,533
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,668,310
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	10,000,000	12,236,700
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,754,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	6,290,800
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	4,164,150
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13	2,050,000	2,091,513
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	35,000,000	37,476,250
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,190,795
California GO, 5.00%, 3/1/15	6,500,000	7,148,050
California GO, 5.00%, 5/1/15	6,000,000	6,639,600
California GO, 5.00%, 9/1/16	8,435,000	9,761,741
California GO, 5.00%, 9/1/16	5,000,000	5,786,450
California GO, 5.00%, 10/1/16	10,000,000	11,604,100
California GO, 5.00%, 10/1/17	8,000,000	9,570,480
California GO, 5.00%, 10/1/18	10,000,000	12,309,800
California GO, 5.25%, 9/1/23	25,000,000	31,695,500
California GO, 5.00%, 9/1/24	10,000,000	12,543,100
California GO, 5.75%, 4/1/31	16,630,000	20,317,869
California GO, 5.00%, 6/1/32	11,805,000	13,330,324
California GO, 5.00%, 11/1/32	2,785,000	3,168,383
California GO, 6.00%, 4/1/38	5,000,000	6,213,100
California GO, 5.50%, 11/1/39	10,000,000	11,997,100
California GO, Series 2009 A, 5.00%, 7/1/20	2,160,000	2,696,090
California GO, Series 2012 B, VRN, 1.06%, 12/6/12	4,000,000	4,009,120
California GO, Series 2012 B, VRN, 1.16%, 12/6/12	1,600,000	1,604,208
California GO, Series 2012 B, VRN, 1.31%, 12/6/12	1,920,000	1,925,606
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,527,900

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	$ 2,200,000	$ 2,240,920
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children’s Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,527,900
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	46,294
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,576,385
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	3,835,000	4,153,497
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,941,525
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,986,050
California Health Facilities Financing Authority Rev., Series 2009 A, (Children’s Hospital of Orange County), 6.50%, 11/1/38	10,000,000	12,408,400
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,365,785
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,536,525
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	6,000,000	6,897,600
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge) (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,643,398
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,588,113
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	5,290,000	6,114,446
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,775,010
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34	4,000,000	4,828,200
California Public Works Board Lease Rev., Series 2009 G1 5.00%, 10/1/16	10,000,000	11,481,200
California Public Works Board Lease Rev., Series 2009 I1, 5.375%, 11/1/22	8,000,000	9,793,280
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	6,600,000	8,156,808
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	11,250,000	13,693,612
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,795,515
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,941,000
California Rev., Series 2012 A-2, 2.50%, 6/20/13	32,000,000	32,405,440
California State University Rev., Series 2011 A, (Systemwide), 5.00%, 11/1/15	3,315,000	3,749,696
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	26,245,000	26,931,832

Principal Amount	Value
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	$ 2,000,000	$ 2,085,700
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,789,352
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	8,000,000	9,074,080
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,556,906
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.11%, 12/6/12	5,000,000	5,021,400
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)	430,000	452,369
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Partially Prerefunded at 101% of Par (AGM)(1)	1,570,000	1,646,412
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	7,605,000	7,745,464
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	3,210,000	3,576,486
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(2)	5,000,000	5,184,200
Golden State Tobacco Securitization Corp. Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,450,250
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	742,126
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,746,350
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,099,125
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,530,350
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	10,000,000	11,562,500
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	5,000,000	5,371,950
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 4.00%, 1/1/16	25,000,000	27,464,500
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	6,284,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	114,868
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	613,730
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	313,675
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,276,830
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,898,100
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	643,550
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,817,523

Principal Amount	Value
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	$ 6,065,000	$ 7,568,089
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	8,068,109
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,926,157
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	12,950,826
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)	2,200,000	2,381,984
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,727,501
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.31%, 12/6/12	8,500,000	8,505,100
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,766,003
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,978,975
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,978,150
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,149,900
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,771,605
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,324,615
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,248,600
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,226,905
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	4,700,000	5,716,187
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,989,995
San Diego County Water Authority Rev., Series 2011 S1, 5.00%, 7/1/16	5,555,000	6,406,193
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	6,600,000	8,255,676
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,496,600
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,710,910
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,897,868
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,634,282
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,437,436
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,325,868
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	10,000,000	10,025,700
		714,784,089
COLORADO — 1.4%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/12, Prerefunded at 100% of Par (NATL-RE)(1)	1,100,000	1,100,165
Aurora Hospital Rev., (Children’s Hospital Association), 5.00%, 12/1/40	1,250,000	1,405,675

Principal Amount	Value
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	$ 5,000,000	$ 5,870,600
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16	760,000	761,284
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,854,435
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,065,300
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,255
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	3,095,900
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	9,750,000	12,011,610
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,002,330
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.88%, 12/6/12	3,000,000	3,001,530
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,482,140
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,272,624
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,780,968
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,430,720
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,649,970
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,641,472
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,629,012
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,739,190
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,194,430
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,489,992
		56,529,602
CONNECTICUT — 2.2%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(1)	2,150,000	2,331,395
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13	5,000,000	5,020,900
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14	3,900,000	4,101,006
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-RE-IBC)	4,000,000	4,221,600
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,468,900
Connecticut GO, Series 2005 A, VRDN, 0.86%, 12/6/12	5,000,000	5,032,400
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,354,450
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,804,296
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,504,201
Connecticut GO, Series 2012 A, VRDN, 0.38%, 12/6/12	7,500,000	7,500,975
Connecticut GO, Series 2012 A, VRDN, 0.56%, 12/6/12	4,500,000	4,501,035
Connecticut GO, Series 2012 A, VRDN, 0.69%, 12/6/12	4,300,000	4,305,203
Connecticut GO, Series 2012 A, VRDN, 0.84%, 12/6/12	4,000,000	4,009,920
Connecticut GO, Series 2012 A, VRDN, 1.04%, 12/6/12	4,500,000	4,513,950

Principal Amount	Value
Connecticut GO, Series 2012 A, VRDN, 1.26%, 12/6/12	$ 5,500,000	$ 5,581,455
Connecticut GO, Series 2012 A, VRDN, 1.41%, 12/6/12	7,000,000	7,081,200
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,315,000	3,419,224
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	3,007,210
		86,759,320
DISTRICT OF COLUMBIA — 1.3%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	6,332,750
District of Columbia Rev., Series 2011 B, (Income Tax Secured), VRN, 0.46%, 12/6/12	14,970,000	14,970,000
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,408,776
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	6,042,550
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,974,525
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/16	3,000,000	3,403,470
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,421,664
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.64%, 12/6/12	2,500,000	2,500,200
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,628,550
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,430,668
		52,113,153
FLORIDA — 5.5%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,251,683
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,219,990
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,214,830
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	14,122,594
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,833,858
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,988,175
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	5,800,000	6,752,128
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,383,610
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,195,910
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	9,700,000	11,351,425
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13	10,000,000	10,280,400
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,465,340
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,235,447
Gainesville Utilities System Rev., Series 2012 B, VRDN, 0.18%, 12/3/12 (SBBPA: JPMorgan Chase Bank N.A.)	16,600,000	16,600,000
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,121,960

Principal Amount	Value
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	$ 575,000	$ 640,763
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,101,680
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,236,600
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	1,235,000	1,240,002
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	10,000,000	10,552,700
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,697,615
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,236,492
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	707,701
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,488,999
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,403,770
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	1,032,057
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	6,175,000	7,194,307
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,722,800
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,835,230
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,407,580
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,419,540
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,883,085
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	6,378,250
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	6,123,565
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,274,685
Orlando Utilities Commission System Rev., Series 2013 A, 5.00%, 10/1/22(3)	3,000,000	3,899,460
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	760,000	888,379
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,599,443
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	8,039,850
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,500,000	1,791,810
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,809,162
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	4,700,000	5,731,039
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	540,041
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	663,566
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,190,076
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,593,670

Principal Amount	Value
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	$ 270,000	$ 301,471
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,245,210
		214,887,948
GEORGIA — 2.3%
Albany-Dougherty County Hospital Authority 4.00%, 12/1/42(3)	1,400,000	1,447,278
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,463,844
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,269,800
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,750,900
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,169,400
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,142,600
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,941,249
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	2,300,000	2,299,724
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,350,160
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,618,700
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,843,200
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,813,040
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,312,279
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,899,600
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	860,000	912,727
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.41%, 12/6/12	10,000,000	9,999,900
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,195,280
Private Colleges & Universities Authority Rev., Series 2011 A, 5.00%, 9/1/16	10,000,000	11,640,400
		90,070,081
GUAM — 0.8%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,673,895
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,565,150
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	13,320,000	15,107,677
Guam Government, Business Privilege Tax GO, Rev., Series 2011 A, 5.00%, 1/1/27	3,185,000	3,759,033
Guam Government, Business Privilege Tax GO, Rev., Series 2011 A, 5.25%, 1/1/36	2,000,000	2,315,020
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,333,820
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,160,900
		31,915,495
HAWAII — 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,776,300
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,099,260
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,706,700

Principal Amount	Value
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	$ 2,500,000	$ 2,801,350
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	921,000
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,672,570
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,159,839
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	1,555,000	1,966,266
		30,103,285
IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	283,603
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,592,710
		3,876,313
ILLINOIS — 5.2%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,186,620
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,429,611
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23	5,000,000	5,804,650
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,140,258
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,400,975
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	1,300,000	1,497,067
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	5,345,000	7,335,211
Chicago O’Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,956,700
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)	2,200,000	2,208,250
Chicago O’Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)	4,000,000	4,181,960
Chicago O’Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	662,622
Chicago O’Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,417,000
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,122,710
Chicago O’Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,216,690
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/42	1,000,000	1,149,000
Chicago Waterworks Rev., 5.00%, 11/1/42	2,300,000	2,706,134
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)	1,015,000	1,058,990
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,310,313
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,044,730
Cook County GO, Series 2010 A, 5.25%, 11/15/22	5,000,000	6,120,000
Cook County GO, Series 2012 C, 5.00%, 11/15/24(3)	4,800,000	5,904,336
Cook County GO, Series 2012 C, 5.00%, 11/15/25(3)	6,800,000	8,343,532
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,830,000	2,093,941
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,131,949
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,092,820
Illinois Finance Authority Rev., Series 1985 C, (Ingalls Memorial Hospital), VRDN, 0.18%, 12/5/12 (LOC: JPMorgan Chase Bank N.A.)	13,800,000	13,800,000
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	6,150,800

Principal Amount	Value
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.18%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	$ 3,400,000	$ 3,400,000
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	6,273,200
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	1,665,000	1,690,175
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,041,500
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,097,910
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,457,580
Illinois GO, 5.00%, 1/1/15	15,000,000	16,259,850
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	2,005,697
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	11,206,790
Illinois GO, 4.00%, 9/1/17	5,000,000	5,556,900
Illinois GO, 5.00%, 1/1/20	1,000,000	1,182,410
Illinois GO, 5.00%, 8/1/23	5,000,000	6,013,450
Illinois GO, 5.00%, 8/1/24	2,000,000	2,355,000
Illinois GO, 5.00%, 3/1/37	900,000	998,739
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,554,970
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/14	5,000,000	5,358,100
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,457,160
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,901,300
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	1,042,670
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	3,068,587
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,836,340
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	12,188,000
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	800,000	976,464
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,114,140
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,593,534
		203,097,335
INDIANA — 1.0%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,099,010
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,748,061
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,840,624
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,932,655
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,797,750
Indiana Finance Authority Rev., (Community Foundation of Northwest Indiana), 5.00%, 3/1/41	3,150,000	3,500,815
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,359,362
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,796,677
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	2,054,316

Principal Amount	Value
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	$ 3,500,000	$ 3,559,710
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	495,000	537,912
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,160,830
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,392,440
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	5,279,106
		38,059,268
IOWA — 0.4%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	3,080,250
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13	1,485,000	1,518,368
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	2,061,482
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,880,057
Iowa Finance Authority Health Facilities Rev., Series 2008, (Great River Medical Center), VRDN, 0.19%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	5,000,000	5,257,050
		16,397,207
KANSAS — 0.7%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,258,295
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.39%, 12/6/12	24,500,000	24,502,205
		29,760,500
KENTUCKY — 0.6%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	5,050,360
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,494,940
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,476,600
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,374,594
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18	7,000,000	8,519,210
		23,915,704
LOUISIANA — 0.8%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,992,518
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)	1,105,000	1,107,387
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,233,101
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,618,048
New Orleans GO, 5.00%, 12/1/19	5,000,000	6,041,350
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,859,280
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,293,720
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,184,670
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,236,710
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,566,662
		30,133,446

Principal Amount	Value
MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	$ 1,795,000	$ 2,039,156
MARYLAND — 0.5%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,144,500
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	11,081,600
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	6,351,150
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Issue), 5.00%, 7/1/13	1,215,000	1,247,209
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,985,614
		21,810,073
MASSACHUSETTS — 4.2%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,914,955
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,948,450
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,620,000	1,839,721
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14	5,000,000	5,212,800
Massachusetts Development Finance Agency Rev., Series 2012 B, (Covanta Energy Project), 4.875%, 11/1/42	4,900,000	5,017,012
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14	2,500,000	2,693,675
Massachusetts GO, Series 2010 A, VRN, 0.54%, 12/6/12	5,000,000	5,001,300
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28	10,000,000	12,383,600
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	12,162,453
Massachusetts GO, Series 2012 A, VRN, 0.41%, 12/6/12	9,800,000	9,805,390
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,376,150
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,711,820
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	8,456,616
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	12,695,800
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,203,780
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,734,630
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,194,564
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38	2,050,000	2,277,775
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,317,370
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,528,403

Principal Amount	Value
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	$ 250,000	$ 313,675
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,194,337
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,710,517
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	20,205,000	25,316,259
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,211,610
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	7,181,460
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,263,470
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,280,221
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,269,298
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,245,690
		164,462,801
MICHIGAN — 3.0%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,610,575
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	4,092,550
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,673,705
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,564,815
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,928,961
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	13,711,125
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	22,124,303
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,780,416
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,454,921
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,069,410
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	903,286
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)	1,265,000	1,284,064
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,777,121
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	6,009,650
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	7,163,100
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,401,632
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,910,920
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	624,512

Principal Amount	Value
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	$ 700,000	$ 772,800
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,544,634
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,868,336
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	8,106,640
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)	1,010,000	1,050,663
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)	1,425,000	1,488,370
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)	1,370,000	1,410,552
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/12, Prerefunded at 100% of Par (NATL-RE/FGIC)(1)	2,215,000	2,223,173
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/12, Prerefunded at 100% of Par (NATL-RE/FGIC)(1)	2,110,000	2,110,295
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/12, Prerefunded at 100% of Par (NATL-RE/FGIC)(1)	225,000	225,814
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,479,430
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,305,080
		116,670,853
MINNESOTA — 1.3%
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,585,141
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	10,241,200
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	6,347,400
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,216,459
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,254,619
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,488,012
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,411,800
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.00%, 3/1/21	3,110,000	3,648,279
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.25%, 3/1/31	7,000,000	7,882,070
		51,074,980
MISSISSIPPI — 0.8%
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	10,000,000	12,133,800
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,722,079
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,855,675
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,100,970
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,620,000	5,493,180

Principal Amount	Value
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	$ 5,000,000	$ 5,929,100
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,356,516
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,197,186
		31,788,506
MISSOURI — 0.4%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,572,317
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,363,180
Missouri Highway & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13	3,030,000	3,091,630
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,302,640
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,435,346
Platte County Industrial Development Authority Rev., (Zona Rosa Retail), 5.00%, 12/1/32	1,000,000	1,102,770
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,088,610
		15,956,493
NEBRASKA — 0.9%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,882,200
Central Plains Energy Project Rev., 5.00%, 9/1/32	7,000,000	7,851,830
Central Plains Energy Project Rev., 5.00%, 9/1/42	2,040,000	2,270,438
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)	2,000,000	2,008,100
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,961,250
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	937,140
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/14	2,510,000	2,638,236
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/15	2,500,000	2,734,550
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/16	2,000,000	2,264,400
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/17	1,500,000	1,752,420
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/18	5,000,000	6,010,000
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,476,550
		37,787,114
NEVADA — 0.2%
Clark County School District GO, Series 2007 C, (Limited Tax Building), 5.00%, 6/15/17	5,060,000	5,983,652
Las Vegas Valley Water District GO, Series 2012 B, 5.00%, 6/1/42	1,750,000	2,063,688
		8,047,340
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13	1,030,000	1,056,286
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,232,210
		2,288,496
NEW JERSEY — 6.4%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,354,364

Principal Amount	Value
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33	$ 110,000	$ 126,240
New Jersey Economic Development Authority Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18	5,000,000	6,097,250
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19	5,000,000	6,172,150
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21	10,000,000	12,393,400
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.74%, 12/6/12	7,000,000	7,002,030
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,389,800
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,350,500
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,851,340
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,134,032
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,939,624
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/24(3)	1,800,000	2,162,736
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/25(3)	1,000,000	1,195,890
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,510,738
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	2,030,000	2,387,280
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	75,000,000	75,936,750
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	92,590
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	7,225,000	8,656,778
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	2,021,963
New Jersey State Turnpike Authority Rev., Series 2012 B, 5.00%, 1/1/28	4,000,000	4,876,560
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)	5,595,000	5,791,329
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,614,600
New Jersey Transportation Trust Fund Authority Rev., Series 2004 B, 5.25%, 12/15/12 (NATL-RE/FGIC)	7,400,000	7,415,762
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	12,488,256
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,869,818
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	19,053,600
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	5,337,137
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17	4,750,000	5,653,545
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	6,083,800
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	6,283,723

Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	$ 3,000,000	$ 3,757,770
New Jersey Transportation Trust Fund Authority Rev., Series A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,742,860
		251,744,215
NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,193,620
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,683,670
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,380,680
		7,257,970
NEW YORK — 11.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,349,313
City of New York GO, Series 2008 J-1, 5.00%, 8/1/13(1)	780,000	804,804
City of New York GO, Series 2008 J-1, 5.00%, 8/1/13	5,075,000	5,236,385
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,743,277
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,331,276
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,544,083
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,461,050
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	7,090,000	8,290,266
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.84%, 12/6/12	5,000,000	5,004,550
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/13	4,000,000	4,164,280
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	6,440,100
Metropolitan Transportation Authority Rev., Series 2010 G, 5.00%, 11/15/19	1,750,000	2,167,603
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,426,865
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.30%, 12/6/12	28,800,000	28,799,712
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,661,088
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,096,910
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,376,340
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/38	4,500,000	4,780,800
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	5,000,000	5,848,250
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,208,762
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,803,975
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/27	2,100,000	2,433,375
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/42	1,015,000	1,124,529
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,607,715
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	8,238,012

Principal Amount	Value
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	$ 5,000,000	$ 5,875,900
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 FF-1, VRDN, 0.18%, 12/3/12 (SBBPA: Bank of America N.A.)	1,600,000	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26	3,600,000	4,476,060
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second Generation Resolution), 5.00%, 6/15/45	7,850,000	9,276,423
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19	8,000,000	9,473,680
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,994,763
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,983,445
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,790,000	4,434,376
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,316,246
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	5,197,600
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,741,200
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	5,093,800
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	7,611,180
New York City Trust for Cultural Resources Rev., Series 2009 B, (Julliard School), VRDN, 1.35%, 8/1/17	6,750,000	6,880,815
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	6,310,900
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)	5,000,000	5,070,250
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,195,000	5,650,082
New York GO, Series 2006 J1, 5.00%, 6/1/18	4,000,000	4,603,600
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	2,055,351
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	3,005,418
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,526,440
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	8,506,820
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	8,018,816
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,608,509
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,680,039
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	6,109,800
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,117,700
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,282,721
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	6,258,250
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,923,780
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	7,635,000	9,536,726
New York Power Authority (The) Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,320,570

Principal Amount	Value
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	$ 8,225,000	$ 10,543,298
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,169,400
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,577,560
New York State Dormitory Authority Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-RE-IBC)	1,440,000	1,486,685
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	12,607,400
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,910,524
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,761,280
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,396,404
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,170,499
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,720,164
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	2,300,000	2,762,415
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	8,134,356
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,583,860
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	30,000,000	31,458,300
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1 5.00%, 4/1/25	5,865,000	7,226,384
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,415,620
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	1,800,000	1,825,182
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,504,375
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	390,000	408,545
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	986,544
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,110,406
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,072,610
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,068,440
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,330,175
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,222,611
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,787,800
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,688,823

Principal Amount	Value
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	$ 5,000,000	$ 5,636,700
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,997,200
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,680,365
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	4,005,760
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	2,650,000	1,421,566
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,237,995
		461,393,826
NORTH CAROLINA — 2.1%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,460,060
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,197,990
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	2,750,000	3,163,600
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,663,230
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,239,971
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,525,936
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,590,068
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,268,320
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	5,670,000	6,446,790
North Carolina Medical Care Commission Health Care Facilities Rev., Series 2012 C, (Wake Forest Baptist), VRDN, 0.90%, 12/6/12	3,750,000	3,750,712
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	640,000	642,912
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13	1,360,000	1,366,283
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	6,305,000	7,418,148
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	3,001,525
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,378,340
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,075,058
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15(3)	3,050,000	3,332,796
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/16(3)	2,550,000	2,883,744
University of North Carolina at Chapel Hill Rev., Series 2012 A, VRDN, 0.59%, 12/3/12	11,000,000	11,020,900
University of North Carolina at Chapel Hill Rev., Series 2012 B, VRDN, 0.89%, 12/3/12	10,000,000	10,036,000
		82,462,383
NORTH DAKOTA — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Group), VRDN, 0.19%, 12/3/12 (LOC: LaSalle Bank N.A.)	9,300,000	9,300,000

Principal Amount	Value
OHIO — 1.7%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	$ 1,000,000	$ 1,156,500
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,745,680
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,966,050
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,207,884
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,990,435
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,884,458
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	2,800,000	3,172,344
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)	1,150,000	1,150,173
Miami University/Oxford Rev., 5.00%, 9/1/24	1,000,000	1,249,590
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,498,496
Miami University/Oxford Rev., 5.00%, 9/1/26	2,350,000	2,892,638
Middleburg Heights Rev., (Southwest General Health Center Project), 4.00%, 8/1/47	2,400,000	2,418,792
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,990,660
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	6,267,600
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	925,335
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	249,694
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,182,806
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	264,899
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,415,429
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,452,780
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13	5,895,000	6,178,314
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)	1,505,000	1,520,291
		66,780,848
OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,560,820
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/13	1,610,000	1,624,345
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,744,463
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,724,005
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,146,912
		10,800,545
OREGON — 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,360,886
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,401,267

Principal Amount	Value
Oregon GO, Series 2011 J, 5.00%, 5/1/21	$ 1,500,000	$ 1,954,035
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,408,341
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)	2,840,000	2,896,914
		12,021,443
PENNSYLVANIA — 4.4%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,805,535
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	1,535,000	1,588,725
Beaver County Industrial Development Authority Rev., Series 2006 B, (Pollution Control), VRDN, 2.50%, 6/1/17, (GA: First Energy Solutions Corp./First Energy Generation Corp.)	15,310,000	15,519,747
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.66%, 12/6/12	2,500,000	2,525,150
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,386,440
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	3,273,968
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,292,757
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,306,569
Geisinger Authority Health System Rev., VRN, 0.98%, 2/1/13	5,000,000	3,934,950
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,980,550
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,678,466
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	3,000,000	3,774,990
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	9,080,770
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,335,906
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	18,820,500
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,632,121
Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44(3)	1,100,000	1,198,010
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,259,210
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/25	1,000,000	1,227,350
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/26	1,000,000	1,218,900
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	1,150,000	1,388,568
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/42	5,000,000	5,828,750
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16	5,000,000	5,815,350

Principal Amount	Value
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	$10,000,000	$ 11,975,900
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,142,200
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,605,600
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16	10,000,000	11,421,800
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)	5,000,000	5,865,150
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	18,166,741
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,623,790
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,201,530
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	265,785
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	550,255
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,203,704
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,889,672
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,261,551
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	5,085,720
		174,132,680
PUERTO RICO — 3.6%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	12,550,000	13,115,754
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,853,950
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,800,000	10,477,572
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	3,586,259
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,625,000	2,718,660
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	5,405,300
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	2,254,602
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	8,210,251
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	2,077,206
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	5,358,550
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	3,235,000	3,561,541
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	3,278,029
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	3,086,370
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	2,085,000	2,220,671
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	17,750,000	18,269,187
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	4,227,320
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	2,147,240
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)	5,000,000	5,399,850

Principal Amount	Value
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	$ 5,000,000	$ 5,483,800
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	2,000,000	2,172,480
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	8,086,699
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	5,798,100
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	4,133,591
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	5,425,900
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,452,587
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	5,725,000	1,141,279
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	8,350,000	10,076,863
		141,019,611
RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,380,380
SOUTH CAROLINA — 0.7%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,222,487
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,598,006
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	799,967
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,419,610
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	836,894
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,141,525
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	165,431
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	573,100
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	436,463
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,610,300
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,452,580
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	3,088,638
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,082,950
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	3,083,538
		27,511,489
TENNESSEE — 0.9%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	1,265,000	1,325,859
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	8,875,000	8,875,000

Principal Amount	Value
Memphis Electric System Rev., 5.00%, 12/1/15	$ 2,500,000	$ 2,832,475
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,171,380
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	19,525,000	19,525,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,165,600
		34,895,314
TEXAS — 6.9%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	4,165,560
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,571,099
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	547,200
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	396,645
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)	1,000,000	1,129,560
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,121,203
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,983,375
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,142,970
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	743,369
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,478,380
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,846,272
Dallas Independent School District GO, 4.00%, 8/15/16 (PSF-GTD)	6,365,000	7,172,464
Dallas Independent School District GO, 5.00%, 8/15/18 (PSF-GTD)	5,715,000	7,040,880
Dallas Independent School District GO, 5.00%, 8/15/19 (PSF-GTD)	5,000,000	6,308,500
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,611,109
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,438,840
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,140,970
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,200,560
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)	1,115,000	1,177,942
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14	2,540,000	2,652,776
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,293,444
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,178,050
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,103,020
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,975,300
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	3,100,850
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,735,240
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,201,536

Principal Amount	Value
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	$ 4,000,000	$ 4,949,520
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,177,732
Houston Utility System Rev., Series 2011 D, (First Lien), 5.00%, 11/15/33	6,325,000	7,674,692
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,710,212
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,251,820
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,318,489
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	5,000,000	5,452,400
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,558
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	879,739
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,224,820
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	4,164,766
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,393,880
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	2,000,000	2,094,680
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,101,400
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,280,000
Lubbock Health Facilities Development Corp. Rev., Series 2008 A, (St. Joseph Health System), VRDN, 1.125%, 10/18/16	18,500,000	18,603,415
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)	1,740,000	1,851,273
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	8,700,000	9,756,615
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(1)	9,500,000	9,539,235
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,753,399
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	646,025
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/3/12 (SBBPA: BNP Paribas)	2,750,000	2,750,220
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	9,002,875
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,374,832
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,142,933
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,087,030
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,811,181
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,287,353
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40	5,000,000	5,656,000
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,066,240
Texas GO, 5.00%, 10/1/15	3,500,000	3,955,700
Texas GO, 5.00%, 10/1/16	3,355,000	3,927,195
Texas GO, 5.00%, 10/1/17	2,225,000	2,685,286
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28(3)	6,000,000	6,742,860

Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/31(3)	$ 4,000,000	$ 4,445,200
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,112,140
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,876,005
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,368,650
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)	135,000	138,995
Texas Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,653,750
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/41	7,800,000	8,855,262
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	15,000,000	15,063,000
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,017,670
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,285,987
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)	1,265,000	1,312,336
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,243,450
		272,148,934
U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	6,950,000	7,888,528
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	7,250,000	8,145,158
Virgin Islands Public Finance Authority Rev., Series 2012 A, (Matching Fund Loan Note), 5.00%, 10/1/32	5,500,000	6,188,600
		22,222,286
UTAH — 0.6%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,700,425
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20	3,500,000	3,602,410
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/31/15(1)	360,000	391,115
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,944,320
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,566,507
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,493,841
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/42	5,000,000	5,822,100
		22,520,718
VERMONT — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	5,092,530
VIRGINIA — 0.7%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/32(2)	1,800,000	1,158,120
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/40(2)	1,420,000	908,317
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,661,460
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	10,000,000	11,636,300
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,982,566

Principal Amount	Value
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	$ 4,150,000	$ 5,214,517
		26,561,280
WASHINGTON — 2.9%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/14	5,000,000	5,274,600
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	2,750,000	3,233,312
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,458,345
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	7,060,751
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,467,960
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,719,550
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	6,272,218
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,370,200
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL-RE)	1,750,000	1,846,443
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,081,160
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)	1,555,000	1,555,249
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,508,727
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Bond Guarantee)	1,000,000	1,147,560
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,226,400
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	6,211,550
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Bond Guarantee)(1)	6,690,000	7,721,397
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	18,618,819
Washington GO, Series 1990 A, 6.75%, 2/1/15	635,000	681,044
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,356,247
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	6,411,800
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	2,127,197
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,561,260
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,952,287
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	850,000	910,741
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	5,047,695
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Bond Guarantee)	1,675,000	1,951,224
		112,773,736
WISCONSIN — 1.0%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,548,750
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	6,247,200
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,811,560
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,214,475

Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	$ 4,655,000	$ 5,618,957
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,836,286
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.19%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,900,000	2,900,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,056,820
Wisconsin Health & Educational Facilities Authority Rev., Series 2012 A, (Froedtert Health, Inc.), 5.00%, 4/1/42	1,900,000	2,192,638
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	612,505
		39,039,191
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $3,668,308,028)		3,952,959,048
OTHER ASSETS AND LIABILITIES — (0.5)%		(21,402,450)
TOTAL NET ASSETS — 100.0%		$3,931,556,598

Notes to Schedule of Investments

ACA = American Capital Access
AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation — Reinsured
NATL-RE-IBC = National Public Finance Guarantee Corporation — Reinsured — Insured Bond Certificates
PSF-GTD = Permanent School Fund Guaranteed
Q-SBLF = Qualified School Board Loan Fund
Radian = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
† Category is less than 0.05% of total net assets.
(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	When-issued security.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,668,308,028)	$3,952,959,048
Cash	27,027
Receivable for investments sold	1,335,208
Receivable for capital shares sold	6,646,349
Interest receivable	43,840,233
4,004,807,865

Liabilities
Payable for investments purchased	62,901,023
Payable for capital shares redeemed	8,532,026
Accrued management fees	1,182,678
Distribution and service fees payable	36,545
Dividends payable	598,995
73,251,267

Net Assets	$3,931,556,598

Net Assets Consist of:
Capital paid in	$3,642,945,864
Undistributed net investment income	8,691
Undistributed net realized gain	3,951,023
Net unrealized appreciation	284,651,020
$3,931,556,598

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,999,780,088	168,259,365	$11.89
Institutional Class	$1,824,951,372	153,523,483	$11.89
A Class	$81,331,203	6,841,928	$11.89*
C Class	$25,493,935	2,146,383	$11.88

*Maximum offering price $12.45 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$54,841,311

Expenses:
Management fees	6,858,304
Distribution and service fees:
A Class	93,126
C Class	110,895
Trustees’ fees and expenses	90,155
Other expenses	270
7,152,750

Net investment income (loss)	47,688,561

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,441,863
Futures contract transactions	1,025,979
15,467,842

Change in net unrealized appreciation (depreciation) on:
Investments	62,947,796
Futures contracts	606,644
63,554,440

Net realized and unrealized gain (loss)	79,022,282

Net Increase (Decrease) in Net Assets Resulting from Operations	$126,710,843

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MAY 31, 2012
Increase (Decrease) in Net Assets	November 30, 2012	May 31, 2012
Operations
Net investment income (loss)	$47,688,561	$88,153,034
Net realized gain (loss)	15,467,842	12,453,169
Change in net unrealized appreciation (depreciation)	63,554,440	138,567,633
Net increase (decrease) in net assets resulting from operations	126,710,843	239,173,836

Distributions to Shareholders
From net investment income:
Investor Class	(25,484,616)	(53,402,739)
Institutional Class	(21,154,503)	(33,320,942)
A Class	(866,146)	(1,164,027)
C Class	(174,605)	(265,357)
Decrease in net assets from distributions	(47,679,870)	(88,153,065)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	357,626,541	1,340,254,893

Net increase (decrease) in net assets	436,657,514	1,491,275,664

Net Assets
Beginning of period	3,494,899,084	2,003,623,420
End of period	$3,931,556,598	$3,494,899,084

Undistributed net investment income	$8,691	—

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax. The fund pursues its objectives by investing primarily in investment-grade debt securities issued by cities, counties and other municipalities in the 50 states and U.S. territories with interest payments exempt from federal income tax.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2012 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2012 were $1,525,365,132 and $1,242,796,521, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2012		Year ended May 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,103,034	$200,416,857	40,871,530	$465,461,518
Issued in reinvestment of distributions	1,889,797	22,180,367	4,084,424	46,446,530
Redeemed	(19,500,273)	(228,435,934)	(31,582,968)	(358,854,987)
	(507,442)	(5,838,710)	13,372,986	153,053,061
Institutional Class
Sold	46,991,750	551,308,559	134,507,494	1,515,717,799
Issued in reinvestment of distributions	1,601,450	18,809,651	2,607,783	29,793,153
Redeemed	(19,422,598)	(227,034,846)	(34,989,246)	(399,807,764)
	29,170,602	343,083,364	102,126,031	1,145,703,188
A Class
Sold	1,972,871	23,095,967	4,137,852	47,170,553
Issued in reinvestment of distributions	51,433	604,126	68,595	782,695
Redeemed	(781,723)	(9,154,634)	(1,404,109)	(15,900,109)
	1,242,581	14,545,459	2,802,338	32,053,139
C Class
Sold	617,803	7,229,776	1,089,035	12,382,410
Issued in reinvestment of distributions	10,003	117,350	16,873	192,128
Redeemed	(128,878)	(1,510,698)	(273,540)	(3,129,033)
	498,928	5,836,428	832,368	9,445,505
Net increase (decrease)	30,404,669	$357,626,541	119,133,723	$1,340,254,893

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly sold interest rate risk derivative instruments during the first three months of the period.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,025,979 in net realized gain (loss) on futures contract transactions and $606,644 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,668,308,028
Gross tax appreciation of investments	$287,788,644
Gross tax depreciation of investments	(3,137,624)
Net tax appreciation (depreciation) of investments	$284,651,020

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2012, the fund had accumulated short-term capital losses of $(10,241,391), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,558,128) and $(1,683,263) expire in 2018 and 2019, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$11.63	0.15(3)	0.26	0.41	(0.15)	$11.89	3.56%	0.47%(4)	0.47%(4)	2.57%(4)	2.57%(4)	35%	$1,999,780
2012	$11.06	0.33(3)	0.57	0.90	(0.33)	$11.63	8.28%	0.47%	0.47%	2.91%	2.91%	62%	$1,963,542
2011	$11.09	0.39(3)	(0.03)	0.36	(0.39)	$11.06	3.31%	0.47%	0.48%	3.53%	3.52%	14%	$1,717,930
2010	$10.70	0.40(3)	0.39	0.79	(0.40)	$11.09	7.48%	0.48%	0.48%	3.61%	3.61%	14%	$1,705,065
2009	$10.74	0.41	(0.04)	0.37	(0.41)	$10.70	3.58%	0.49%	0.49%	3.89%	3.89%	37%	$1,198,419
2008	$10.68	0.43	0.06	0.49	(0.43)	$10.74	4.66%	0.49%	0.49%	4.00%	4.00%	62%	$1,002,648
Institutional Class
2012(2)	$11.64	0.16(3)	0.25	0.41	(0.16)	$11.89	3.57%	0.27%(4)	0.27%(4)	2.77%(4)	2.77%(4)	35%	$1,824,951
2012	$11.06	0.35(3)	0.59	0.94	(0.36)	$11.64	8.59%	0.27%	0.27%	3.11%	3.11%	62%	$1,447,044
2011	$11.09	0.41(3)	(0.03)	0.38	(0.41)	$11.06	3.51%	0.27%	0.28%	3.73%	3.72%	14%	$245,759
2010	$10.70	0.42(3)	0.39	0.81	(0.42)	$11.09	7.69%	0.28%	0.28%	3.81%	3.81%	14%	$221,014
2009	$10.74	0.43	(0.04)	0.39	(0.43)	$10.70	3.78%	0.29%	0.29%	4.09%	4.09%	37%	$111,882
2008	$10.68	0.45	0.06	0.51	(0.45)	$10.74	4.88%	0.29%	0.29%	4.20%	4.20%	62%	$67,895

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(2)	$11.64	0.14(3)	0.25	0.39	(0.14)	$11.89	3.34%	0.72%(4)	0.72%(4)	2.32%(4)	2.32%(4)	35%	$81,331
2012	$11.06	0.30(3)	0.59	0.89	(0.31)	$11.64	8.11%	0.72%	0.72%	2.66%	2.66%	62%	$65,158
2011	$11.09	0.36(3)	(0.03)	0.33	(0.36)	$11.06	3.05%	0.72%	0.73%	3.28%	3.27%	14%	$30,930
2010(5)	$11.03	0.09(3)	0.06	0.15	(0.09)	$11.09	1.35%	0.73%(4)	0.73%(4)	3.19%(4)	3.19%(4)	14%(6)	$3,951
C Class
2012(2)	$11.63	0.09(3)	0.25	0.34	(0.09)	$11.88	2.96%	1.47%(4)	1.47%(4)	1.57%(4)	1.57%(4)	35%	$25,494
2012	$11.05	0.22(3)	0.58	0.80	(0.22)	$11.63	7.30%	1.47%	1.47%	1.91%	1.91%	62%	$19,155
2011	$11.08	0.28(3)	(0.03)	0.25	(0.28)	$11.05	2.28%	1.47%	1.48%	2.53%	2.52%	14%	$9,005
2010(5)	$11.03	0.06(3)	0.06	0.12	(0.07)	$11.08	1.07%	1.48%(4)	1.48%(4)	2.33%(4)	2.33%(4)	14%(6)	$1,673

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2012 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through May 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76986   1301

SEMIANNUAL REPORT         NOVEMBER 30, 2012

Tax-Free Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	17
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

Positive Six-Month Returns for U.S. Stocks and Bonds; Municipal Outperformance

During the summer and autumn months of 2012, the global economy struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with uncertainty still enveloping major developed economies such as the U.S., Japan, and Europe.

Despite these macroeconomic conditions, major U.S. stock and bond indices posted positive six-month returns, with stocks generally outperforming bonds. Stock outperformance under these circumstances sounds counterintuitive, but weakening international economic conditions triggered more stimulative monetary policy measures. The anticipated impact of these measures helped boost U.S. equities, along with high-yield bonds that tend to correlate with stocks.

Low U.S. Treasury yields, improvements in municipal credit conditions, and anticipation of higher income tax rates in 2013 helped municipal bonds generally outperform their taxable (including U.S. Treasury) counterparts for the six-month period. High-yield and long-maturity municipal bonds ranked among the top-performing U.S. bonds for the period.

The U.S. economy showed signs of improvement during 2012, particularly the long-depressed housing market. However, the outlook for 2013 remains guarded. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BNTXX	0.01%(2)	0.01%(2)	0.60%(2)	1.28%	2.83%(2)	7/31/84

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

NOVEMBER 30, 2012
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.07%
7-Day Effective Yield
After waiver(1)	0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
25.00% Tax Bracket	0.01%
28.00% Tax Bracket	0.01%
33.00% Tax Bracket	0.01%
35.00% Tax Bracket	0.02%

(1)	Yields would have been lower if a portion of the management fee had not been waived.
(2)	The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio at a Glance
Weighted Average Maturity	25 days
Weighted Average Life	25 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	85%
31-90 days	8%
91-180 days	—
More than 180 days	7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(1) 6/1/12 – 11/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$2.21	0.44%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.51	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.86	$2.23	0.44%
Investor Class (before waiver)	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 94.7%
ALABAMA — 1.0%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.26%, 12/6/12 (LOC: Troy Bank and Trust Co. and FHLB)	$ 2,000,000	$ 2,000,000
ARIZONA — 0.6%
Phoenix Industrial Development Authority Rev., (Southwestern College of Phoenix), VRDN, 0.22%, 12/6/12 (LOC: Comerica Bank)	1,210,000	1,210,000
CALIFORNIA — 14.8%
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.50%, 12/6/12 (LOC: Bank of the West and BNP Paribas)	2,850,000	2,850,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.50%, 12/6/12 (LOC: Bank of the West)	1,140,000	1,140,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.26%, 12/6/12 (LOC: Comerica Bank)	3,375,000	3,375,000
State of California Rev., Series 2012 A-1, 2.50%, 5/30/13	5,000,000	5,053,357
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.23%, 12/6/12 (SBBPA: JPMorgan Chase Bank N.A.)	5,900,000	5,900,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.75%, 12/6/12 (LOC: BNP Paribas)	11,340,000	11,340,000
		29,658,357
COLORADO — 2.9%
City of Lafayette Rev., (Traditions at Lafayette), VRDN, 0.18%, 12/5/12 (LOC: Wells Fargo Bank N.A. and FHLMC)	2,000,000	2,000,000
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
County of Boulder Rev., (Mental Health Center), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	1,375,000	1,375,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.60%, 12/6/12 (LOC: BNP Paribas)	1,540,000	1,540,000
		5,790,000
FLORIDA — 6.5%
City of Venice Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.21%, 12/6/12 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.25%, 12/6/12 (LOC: Branch Banking & Trust)	1,200,000	1,200,000
County of Escambia Rev., (Daws Manufacturing Co., Inc.), VRDN, 0.64%, 12/6/12 (LOC: Bank of America N.A.)	1,625,000	1,625,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.26%, 12/6/12 (AGM-CR/XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Orange County Industrial Development Authority Rev., (Trinity Preparatory School, Inc.), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	1,355,000	1,355,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.37%, 12/6/12 (LOC: Bank of America N.A.)	4,100,000	4,100,000
		12,975,000
GEORGIA — 2.9%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.20%, 12/3/12	2,100,000	2,100,000

7

Principal Amount	Value
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.20%, 12/3/12	$ 1,200,000	$ 1,200,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.20%, 12/3/12	900,000	900,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.51%, 12/6/12	1,520,000	1,520,000
		5,720,000
IDAHO — 6.3%
Gooding County Industrial Development Corps. Rev., (Southfield Dairy), VRDN, 0.26%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	3,630,000	3,630,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.20%, 12/5/12 (LOC: East West Bank and FHLMC) (SBBPA: FHLB)	8,900,000	8,900,000
		12,530,000
ILLINOIS — 6.3%
City of Galesburg Rev., (Knox College), VRDN, 0.18%, 12/6/12 (LOC: PNC Bank N.A.)	3,100,000	3,100,000
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.27%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	880,000	880,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.21%, 12/6/12 (LOC: PNC Bank N.A.)	2,240,000	2,240,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.57%, 12/6/12 (LOC: First National Bank and FHLB)	1,865,000	1,865,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.36%, 12/5/12 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000
State of Illinois Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 2.00%, 6/15/13	1,000,000	1,009,198
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.22%, 12/6/12 (LOC: Northern Trust Co.)	1,700,000	1,700,000
		12,589,198
INDIANA — 0.9%
Indiana Educational Facilities Authority Rev., (Wabash College Educational Facilities), VRDN, 0.21%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	905,000	905,000
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.27%, 12/5/12 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.27%, 12/5/12 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
		1,755,000
IOWA — 2.4%
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.21%, 12/6/12	4,000,000	4,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.33%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	795,000	795,000
		4,795,000
KENTUCKY — 1.9%
City of Middletown Educational Building Rev., (Christian Academy of Louisville, Inc.), VRDN, 0.22%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.21%, 12/6/12 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
		3,885,000

8

Principal Amount	Value
LOUISIANA — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.26%, 12/6/12 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	$ 1,440,000	$ 1,440,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.41%, 12/6/12 (LOC: Community Bank and FHLB)	3,425,000	3,425,000
		4,865,000
MAINE — 0.5%
Town of Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.30%, 12/5/12 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,015,000	1,015,000
MARYLAND — 3.6%
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.27%, 12/5/12 (LOC: Bayerische Landesbank)	7,300,000	7,300,000
MASSACHUSETTS — 2.1%
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.26%, 12/5/12 (SBBPA: Landesbank Baden-Wurttemberg)	2,200,000	2,200,000
Massachusetts Industrial Finance Agency Rev., (Abbott Box Co., Inc.), VRDN, 0.42%, 12/5/12 (LOC: Sovereign Bank F.S.B. and Bank of New York Mellon)	1,065,000	1,065,000
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 1.00%, 12/5/12 (LOC: Bank of America N.A.)	885,000	885,000
		4,150,000
MINNESOTA — 0.7%
City of Cohasset Rev., Series 1997 C, (Minnesota Power & Light Co.), VRDN, 0.23%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	1,450,000	1,450,000
MISSISSIPPI — 0.8%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.28%, 12/6/12 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,580,000	1,580,000
NEW YORK — 6.2%
City of New York GO, Series 1995 F-4, VRDN, 0.20%, 12/5/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,800,000	3,800,000
City of New York GO, Series 1995 F-5, VRDN, 0.22%, 12/5/12 (LOC: Bayerische Landesbank)	1,360,000	1,360,000
City of New York GO, Series 2007 C, 5.00%, 1/1/13	2,000,000	2,007,943
New York State Dormitory Authority Lease Rev., Series 2003 B, VRN, 5.25%, 7/1/13 (XLCA)	2,000,000	2,057,828
North Amityville Fire Co., Inc. Rev., VRDN, 0.50%, 12/6/12 (LOC: Citibank N.A.)	3,165,000	3,165,000
		12,390,771
NORTH CAROLINA — 4.4%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.28%, 12/6/12 (LOC: Branch Banking & Trust)	4,990,000	4,990,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Carolina Village, Inc.), VRDN, 0.28%, 12/6/12 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	3,000,000	3,000,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	805,000	805,000
		8,795,000
OHIO — 1.9%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.21%, 12/6/12 (LOC: First Federal Bank of Midwest and FHLB)	3,885,000	3,885,000

9

Principal Amount	Value
PENNSYLVANIA — 1.0%
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	$ 2,000,000	$ 2,000,000
SOUTH DAKOTA — 0.8%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.25%, 12/6/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,700,000	1,700,000
TENNESSEE — 4.4%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	3,645,000	3,645,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	1,975,000	1,975,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	3,175,000	3,175,000
		8,795,000
TEXAS — 13.4%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.28%, 12/5/12	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.26%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	4,570,000	4,570,000
State of Texas Rev., 2.50%, 8/30/13	6,000,000	6,101,676
State of Texas GO, (College Student Loan), VRDN, 0.32%, 12/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,670,000	3,670,000
		26,841,676
UTAH — 1.4%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.85%, 12/6/12 (LOC: Bank of the West)	1,350,000	1,350,000
Duchesne County School District Rev., VRDN, 0.28%, 12/6/12 (LOC: U.S. Bank N.A.)	605,000	605,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.28%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	830,000	830,000
		2,785,000
VIRGINIA — 0.5%
Orange County Industrial Development Authority Rev., (Montpelier Foundation), VRDN, 0.23%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
WASHINGTON — 3.2%
Washington State Housing Finance Commission Rev., Series 2012 A, (Affinity Southridge Apartments Project), VRDN, 0.18%, 12/5/12 (LOC: East West Bank and FHLB)	3,100,000	3,100,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.57%, 12/5/12 (LOC: Bank of the West)	3,300,000	3,300,000
		6,400,000
WISCONSIN — 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.39%, 12/5/12 (LOC: U.S. Bank N.A.)	1,790,000	1,790,000
TOTAL MUNICIPAL SECURITIES		189,650,002
Commercial Paper — 5.0%
San Diego County Water Authority 0.20%, 1/11/13(2)	10,000,000	10,000,000

10

Value
TOTAL INVESTMENT SECURITIES — 99.7%	$199,650,002
OTHER ASSETS AND LIABILITIES — 0.3%	627,386
TOTAL NET ASSETS — 100.0%	$200,277,388

Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation
AGM-CR = Assured Guaranty Municipal Corporation - Custodian Receipts
COP = Certificates of Participation
DRIVERs = Derivative Inverse Tax-Exempt Receipts
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
PUTTERs = Puttable Tax-Exempt Receipts
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,695,000, which represented 1.8% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$199,650,002
Cash	467,150
Receivable for investments sold	1,025,000
Receivable for capital shares sold	80,491
Interest receivable	251,241
201,473,884

Liabilities
Payable for investments purchased	885,024
Payable for capital shares redeemed	239,380
Accrued management fees	72,092
1,196,496

Net Assets	$200,277,388

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	200,299,251

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$200,279,421
Accumulated net realized loss	(2,033)
$200,277,388

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$457,066

Expenses:
Management fees	503,222
Trustees’ fees and expenses	5,031
Other expenses	91
508,344
Fees waived	(61,334)
447,010

Net investment income (loss)	10,056

Net realized gain (loss) on investment transactions	20

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,076

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MAY 31, 2012
Increase (Decrease) in Net Assets	November 30, 2012	May 31, 2012
Operations
Net investment income (loss)	$10,056	$29,005
Net realized gain (loss)	20	1,202
Net increase (decrease) in net assets resulting from operations	10,076	30,207

Distributions to Shareholders
From net investment income	(10,056)	(29,005)

Capital Share Transactions
Proceeds from shares sold	40,156,321	94,230,260
Proceeds from reinvestment of distributions	10,028	28,530
Payments for shares redeemed	(48,126,547)	(123,411,215)
Net increase (decrease) in net assets from capital share transactions	(7,960,198)	(29,152,425)

Net increase (decrease) in net assets	(7,960,178)	(29,151,223)

Net Assets
Beginning of period	208,237,566	237,388,789
End of period	$200,277,388	$208,237,566

Transactions in Shares of the Fund
Sold	40,156,321	94,230,260
Issued in reinvestment of distributions	10,028	28,530
Redeemed	(48,126,547)	(123,411,215)
Net increase (decrease) in shares of the fund	(7,960,198)	(29,152,425)

See Notes to Financial Statements.

14

Notes to Financial Statements

NOVEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax. The fund pursues its objective by investing primarily in cash-equivalent, high-quality municipal obligations.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.  The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice.  The effective annual management fee for the six months ended November 30, 2012 was 0.49% before waiver and 0.43% after waiver.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2012, the fund had accumulated short-term capital losses of $(2,053), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.44%(4)	0.50%(4)	0.01%(4)	(0.05)%(4)	$200,277
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.43%	0.50%	0.01%	(0.06)%	$208,238
2011	$1.00	—(3)	—(3)	$1.00	0.07%	0.45%	0.50%	0.07%	0.02%	$237,389
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.46%	0.51%	0.20%	0.15%	$280,874
2009	$1.00	0.01	(0.01)	$1.00	1.47%	0.50%	0.53%	1.45%	1.42%	$334,768
2008	$1.00	0.03	(0.03)	$1.00	2.97%	0.51%	0.51%	2.91%	2.91%	$313,542

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2012 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with

19

comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76987   1301

SEMIANNUAL REPORT      NOVEMBER 30, 2012

New York Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

Positive Six-Month Returns for U.S. Stocks and Bonds; Municipal Outperformance

During the summer and autumn months of 2012, the global economy struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with uncertainty still enveloping major developed economies such as the U.S., Japan, and Europe.

Despite these macroeconomic conditions, major U.S. stock and bond indices posted positive six-month returns, with stocks generally outperforming bonds. Stock outperformance under these circumstances sounds counterintuitive, but weakening international economic conditions triggered more stimulative monetary policy measures. The anticipated impact of these measures helped boost U.S. equities, along with high-yield bonds that tend to correlate with stocks.

Low U.S. Treasury yields, improvements in municipal credit conditions, and anticipation of higher income tax rates in 2013 helped municipal bonds generally outperform their taxable (including U.S. Treasury) counterparts for the six-month period. High-yield and long-maturity municipal bonds ranked among the top-performing U.S. bonds for the period.

The U.S. economy showed signs of improvement during 2012, particularly the long-depressed housing market. However, the outlook for 2013 remains guarded. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class(2)	ANYIX	4.33%	9.90%	7.81%	6/30/09
Barclays Municipal Bond Index	—	4.18%	10.17%	7.98%	—
Institutional Class(2)	ANYOX	4.44%	10.12%	6.92%	3/1/10
A Class(2) No sales charge* With sales charge*	ANYAX	4.20% -0.50%	9.62% 4.71%	7.57% 6.14%	6/30/09
C Class(2) No sales charge* With sales charge*	ANTCX	3.82% 2.82%	8.81% 8.81%	6.74% 6.74%	6/30/09

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.64%	0.44%	0.89%	1.64%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of New York than a fund with a broader geographical diversification. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2012
Portfolio at a Glance
Weighted Average Maturity	14.2 years
Average Duration (Modified)	5.0 years

30-Day SEC Yields(1)
Investor Class	1.33%
Institutional Class	1.52%
A Class	1.03%
C Class	0.35%
Investor Class 30-Day Tax-Equivalent Yields(1)(2)
29.99% Tax Bracket	1.90%
32.79% Tax Bracket	1.98%
37.59% Tax Bracket	2.13%
40.73% Tax Bracket	2.24%
(1)Yields would have been lower if a portion of the management fee had not been waived.
(2)The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
Transportation Revenue	21%
Special Tax Revenue/Severance Tax	13%
Water/Sewer/Gas Revenue	12%
General Obligation (GO)	12%
Certificate of Participation (COPs)/Leases	12%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.1%
Other Assets and Liabilities	1.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(1) 6/1/12 – 11/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,043.30	$2.82	0.55%
Investor Class (before waiver)	$1,000	$1,043.30(2)	$3.23	0.63%
Institutional Class (after waiver)	$1,000	$1,044.40	$1.79	0.35%
Institutional Class (before waiver)	$1,000	$1,044.40(2)	$2.20	0.43%
A Class (after waiver)	$1,000	$1,042.00	$4.10	0.80%
A Class (before waiver)	$1,000	$1,042.00(2)	$4.50	0.88%
C Class (after waiver)	$1,000	$1,038.20	$7.92	1.55%
C Class (before waiver)	$1,000	$1,038.20(2)	$8.33	1.63%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.31	$2.79	0.55%
Investor Class (before waiver)	$1,000	$1,021.91	$3.19	0.63%
Institutional Class (after waiver)	$1,000	$1,023.31	$1.78	0.35%
Institutional Class (before waiver)	$1,000	$1,022.91	$2.18	0.43%
A Class (after waiver)	$1,000	$1,021.06	$4.05	0.80%
A Class (before waiver)	$1,000	$1,020.66	$4.46	0.88%
C Class (after waiver)	$1,000	$1,017.30	$7.84	1.55%
C Class (before waiver)	$1,000	$1,016.90	$8.24	1.63%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 98.1%
GUAM — 0.7%
Guam Government Business Privilege Tax Rev., Series 2012 B1, 5.00%, 1/1/42	$100,000	$ 113,375
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	50,000	57,028
		170,403
NEW YORK — 94.6%
Albany County Airport Authority Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)	100,000	123,285
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	250,000	293,872
Buffalo & Erie County Industrial Land Development Corp. Rev., Series 2011 A, (Buffalo St. College Foundation Housing), 5.375%, 10/1/41	150,000	177,006
Build NYC Resource Corp. Rev., (YMCA of Greater New York Project), 5.00%, 8/1/18	200,000	238,542
Build NYC Resource Corp. Rev., (YMCA of Greater New York Project), 5.00%, 8/1/42	100,000	116,174
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38	130,000	107,832
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	410,000	447,806
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.25%, 2/15/47	150,000	175,961
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	45,000	54,754
Long Island Power Authority Electric System Rev., Series 2003 B, 5.25%, 6/1/13	145,000	148,582
Long Island Power Authority Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	100,000	129,222
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	285,000	333,248
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	200,000	252,158
Metropolitan Transportation Authority Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)	200,000	219,582
Metropolitan Transportation Authority Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)	130,000	157,591
Metropolitan Transportation Authority Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)	215,000	278,932
Metropolitan Transportation Authority Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)	100,000	111,398
Metropolitan Transportation Authority Rev., Series 2005 F, 5.00%, 11/15/15	200,000	225,230
Metropolitan Transportation Authority Rev., Series 2006 A, 5.00%, 11/15/19	100,000	114,138
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.84%, 12/6/12	100,000	100,091
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/14	165,000	178,365
Metropolitan Transportation Authority Rev., Series 2009 B, 5.00%, 11/15/34	100,000	115,426
Metropolitan Transportation Authority Rev., Series 2010 D, 5.00%, 11/15/16	100,000	115,971
Metropolitan Transportation Authority Rev., Series 2010 D, 5.25%, 11/15/40	110,000	127,955
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/20	150,000	190,844
Metropolitan Transportation Authority Rev., Series 2012 F, 5.00%, 11/15/30	150,000	181,332
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20	200,000	240,530

7

Principal Amount	Value
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46	$100,000	$ 75,579
New York City GO, Series 2005 M, 5.00%, 4/1/15 (AGM)	400,000	442,392
New York City GO, Series 2008 B1 5.25%, 9/1/22	100,000	123,316
New York City GO, Series 2008 C, 5.25%, 8/1/17	295,000	354,746
New York City GO, Series 2009 E, 5.00%, 8/1/20	100,000	125,436
New York City GO, Series 2009 I1 5.00%, 4/1/24	200,000	241,726
New York City GO, Series 2009 I1 5.30%, 4/1/27	100,000	122,851
New York City GO, Series 2009 I1, 5.375%, 4/1/36	300,000	364,224
New York City GO, Series 2009 J1, 5.00%, 5/15/31	200,000	240,680
New York City GO, Series 2012 I, 5.00%, 8/1/14	200,000	215,396
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38	100,000	115,940
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40	225,000	283,768
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27	100,000	122,927
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16	130,000	150,342
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40	135,000	161,210
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution) 5.00%, 6/15/35	250,000	296,412
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	200,000	235,036
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43	300,000	369,924
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	100,000	116,651
New York City Transitional Finance Authority Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39	100,000	114,882
New York City Transitional Finance Authority Building Aid Rev., Series 2012 S-1, 5.00%, 7/15/37	200,000	236,800
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.19%, 12/3/12 (SBBPA: Landesbank Baden-Wurttemberg)	100,000	100,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	75,000	78,254
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	70,000	73,172
New York City Transitional Finance Authority Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/18	105,000	129,529
New York City Transitional Finance Authority Rev., Series 2011 A, ( Future Tax Secured Bonds), 5.00%, 11/1/28	140,000	175,386
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	100,000	118,530
New York City Transitional Finance Authority Rev., Series 2011 D, (Future Tax Secured Bonds), 5.00%, 2/1/25	170,000	212,633

8

Principal Amount	Value
New York City Trust for Cultural Resources Rev., Series 2008 A-1, (Lincoln Center for the Performing Arts), VRDN, 0.20%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	$400,000	$ 400,000
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall) 5.00%, 12/1/29	100,000	117,054
New York GO, Series 2008 A, 4.00%, 3/1/13	125,000	126,261
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	300,000	374,724
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center Port Authority), 5.25%, 12/15/43	135,000	160,723
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.00%, 11/15/44	150,000	173,348
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.125%, 11/15/44	100,000	116,541
New York State Bridge Authority Rev., 4.00%, 1/1/24	100,000	116,314
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21	200,000	247,740
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18	240,000	291,305
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20	180,000	224,617
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	150,000	192,279
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	100,000	116,940
New York State Dormitory Authority Rev., (Highland Hospital Rochester), 5.20%, 7/1/32	100,000	112,706
New York State Dormitory Authority Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	209,094
New York State Dormitory Authority Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26	150,000	180,599
New York State Dormitory Authority Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24	100,000	116,966
New York State Dormitory Authority Rev., (Yeshiva University), 5.00%, 9/1/38	100,000	113,545
New York State Dormitory Authority Rev., Series 2005 A, 5.50%, 5/15/25 (Ambac)	100,000	133,644
New York State Dormitory Authority Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL-RE/FGIC)	100,000	120,340
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30	100,000	116,367
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22	100,000	118,695
New York State Dormitory Authority Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29	100,000	120,040
New York State Dormitory Authority Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40	150,000	180,608
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/20	100,000	118,008
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/32	100,000	113,387
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/30	100,000	123,647
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29	160,000	196,390

9

Principal Amount	Value
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2012 A, 4.00%, 6/15/15	$470,000	$ 513,494
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15	265,000	294,137
New York State Power Authority Rev., Series 2007 C, 5.00%, 11/15/14 (NATL-RE)	190,000	207,493
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	100,000	119,201
New York State Thruway Authority Rev., Series 2007 H, 5.00%, 1/1/14 (NATL-RE)	150,000	157,428
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	400,000	419,444
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/17	100,000	116,128
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/42	150,000	176,507
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL-RE/FGIC)	245,000	249,042
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26	200,000	240,036
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21	100,000	121,701
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28	275,000	331,716
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	150,000	158,852
Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 3.00%, 5/1/14	150,000	153,756
Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 5.00%, 5/1/30	100,000	114,318
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	100,000	101,399
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	200,000	222,500
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15	170,000	191,153
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15	200,000	225,600
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35	100,000	113,292
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38	310,000	349,469
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Sixth Series), 5.00%, 1/15/41	115,000	133,950
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32	100,000	118,820
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	150,000	174,096
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	150,000	179,447
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)	100,000	108,107
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)	300,000	324,027

10

Principal Amount	Value
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21	$400,000	$ 410,160
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/14	350,000	373,621
Triborough Bridge & Tunnel Authority Rev., Series 2008 A, 5.00%, 11/15/33	250,000	286,717
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	210,000	251,941
Triborough Bridge & Tunnel Authority Rev., Series 2008 D, 5.00%, 11/15/14	100,000	108,857
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	150,000	80,466
		22,212,326
PUERTO RICO — 2.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	200,000	213,828
Puerto Rico Electric Power Authority Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL-RE)	265,000	302,572
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37	100,000	111,606
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	150,000	29,902
		657,908
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $20,970,618)		23,040,637
OTHER ASSETS AND LIABILITIES — 1.9%		452,833
TOTAL NET ASSETS — 100.0%		$23,493,470

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
FGIC = Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation — Reinsured
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $20,970,618)	$23,040,637
Cash	10,030
Receivable for investments sold	200,003
Interest receivable	277,615
23,528,285

Liabilities
Payable for capital shares redeemed	12,994
Accrued management fees	10,203
Distribution and service fees payable	4,006
Dividends payable	7,612
34,815

Net Assets	$23,493,470

Net Assets Consist of:
Capital paid in	$21,089,835
Undistributed net investment income	59
Undistributed net realized gain	333,557
Net unrealized appreciation	2,070,019
$23,493,470

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$8,636,619	748,435	$11.54
Institutional Class	$1,495,601	129,599	$11.54
A Class	$11,283,845	977,404	$11.54*
C Class	$2,077,405	180,010	$11.54

*Maximum offering price $12.08 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$370,691

Expenses:
Management fees	70,027
Distribution and service fees:
A Class	13,935
C Class	9,867
Trustees’ fees and expenses	929
Other expenses	46
94,804
Fees waived	(9,131)
85,673

Net investment income (loss)	285,018

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	79,366
Futures contract transactions	7,210
86,576

Change in net unrealized appreciation (depreciation) on:
Investments	569,144
Futures contracts	4,420
573,564

Net realized and unrealized gain (loss)	660,140

Net Increase (Decrease) in Net Assets Resulting from Operations	$945,158

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MAY 31, 2012
Increase (Decrease) in Net Assets	November 30, 2012	May 31, 2012
Operations
Net investment income (loss)	$285,018	$617,002
Net realized gain (loss)	86,576	447,138
Change in net unrealized appreciation (depreciation)	573,564	920,196
Net increase (decrease) in net assets resulting from operations	945,158	1,984,336

Distributions to Shareholders
From net investment income:
Investor Class	(111,072)	(262,116)
Institutional Class	(21,062)	(34,855)
A Class	(136,129)	(270,157)
C Class	(16,696)	(49,798)
From net realized gains:
Investor Class	—	(46,089)
Institutional Class	—	(7,996)
A Class	—	(57,281)
C Class	—	(17,749)
Decrease in net assets from distributions	(284,959)	(746,041)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	400,913	(5,170,823)

Net increase (decrease) in net assets	1,061,112	(3,932,528)

Net Assets
Beginning of period	22,432,358	26,364,886
End of period	$23,493,470	$22,432,358

Undistributed net investment income	$59	—

See Notes to Financial Statements.

14

Notes to Financial Statements

NOVEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. New York Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return through high current income that is exempt from federal and New York state and local income taxes. The fund pursues its objective by investing primarily in investment-grade municipal obligations.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

15

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3225% to 0.4400%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. During the six months ended November 30, 2012, the investment advisor voluntarily agreed to waive 0.08% of its management fee. The investment advisor expects the fee waiver to continue through September 30, 2013, and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended November 30, 2012 was $3,300, $583, $4,459, and $789 for the Investor Class, Institutional Class, A Class and C Class, respectively. The effective annual management

16

fee before waiver for each class for the six months ended November 30, 2012 was 0.62% for the Investor Class, A Class and C Class and 0.42% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended November 30, 2012 was 0.54% for the Investor Class, A Class and C Class and 0.34% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2012 were $8,123,847 and $8,309,981, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2012		Year ended May 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	67,211	$762,269	219,171	$2,406,717
Issued in reinvestment of distributions	7,660	86,984	25,987	283,171
Redeemed	(55,790)	(630,668)	(762,529)	(8,259,038)
	19,081	218,585	(517,371)	(5,569,150)
Institutional Class
Sold	—	—	68,495	744,896
Issued in reinvestment of distributions	1,875	21,062	3,903	42,851
Redeemed	(242)	(2,750)	(568)	(6,229)
	1,633	18,312	71,830	781,518
A Class
Sold	107,677	1,216,554	408,037	4,477,462
Issued in reinvestment of distributions	9,054	102,873	21,016	230,033
Redeemed	(123,303)	(1,396,644)	(339,464)	(3,709,026)
	(6,572)	(77,217)	89,589	998,469
C Class
Sold	29,419	331,786	90,210	993,946
Issued in reinvestment of distributions	1,208	13,716	4,947	53,897
Redeemed	(9,238)	(104,269)	(221,856)	(2,429,503)
	21,389	241,233	(126,699)	(1,381,660)
Net increase (decrease)	35,531	$400,913	(482,651)	$(5,170,823)

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly sold interest rate risk derivative instruments during the first three months of the period.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $7,210 in net realized gain (loss) on futures contract transactions and $4,420 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of New York than a fund with a broader geographical diversification.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,970,618
Gross tax appreciation of investments	$2,079,806
Gross tax depreciation of investments	(9,787)
Net tax appreciation (depreciation) of investments	$2,070,019

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$11.21	0.15	0.33	0.48	(0.15)	—	(0.15)	$11.54	4.33%	0.55%(4)	0.63%(4)	2.69%(4)	2.61%(4)	36%	$8,637
2012	$10.62	0.32	0.66	0.98	(0.32)	(0.07)	(0.39)	$11.21	9.37%	0.56%	0.64%	2.96%	2.88%	95%	$8,179
2011	$10.68	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	$10.62	2.66%	0.54%	0.65%	3.08%	2.97%	21%	$13,238
2010(5)	$10.00	0.35	0.68	1.03	(0.34)	(0.01)	(0.35)	$10.68	10.39%	0.00%(4)(6)	0.64%(4)	3.60%(4)	2.96%(4)	16%	$12,136
Institutional Class
2012(3)	$11.21	0.16	0.33	0.49	(0.16)	—	(0.16)	$11.54	4.44%	0.35%(4)	0.43%(4)	2.89%(4)	2.81%(4)	36%	$1,496
2012	$10.62	0.34	0.67	1.01	(0.35)	(0.07)	(0.42)	$11.21	9.59%	0.36%	0.44%	3.16%	3.08%	95%	$1,435
2011	$10.67	0.35	(0.04)	0.31	(0.35)	(0.01)	(0.36)	$10.62	2.95%	0.36%	0.44%	3.26%	3.18%	21%	$596
2010(7)	$10.55	0.10	0.12	0.22	(0.10)	—	(0.10)	$10.67	2.05%	0.00%(4)(6)	0.44%(4)	3.61%(4)	3.17%(4)	16%(8)	$26
A Class
2012(3)	$11.22	0.14	0.32	0.46	(0.14)	—	(0.14)	$11.54	4.20%	0.80%(4)	0.88%(4)	2.44%(4)	2.36%(4)	36%	$11,284
2012	$10.62	0.30	0.67	0.97	(0.30)	(0.07)	(0.37)	$11.22	9.20%	0.81%	0.89%	2.71%	2.63%	95%	$11,039
2011	$10.68	0.30	(0.05)	0.25	(0.30)	(0.01)	(0.31)	$10.62	2.40%	0.79%	0.90%	2.83%	2.72%	21%	$9,501
2010(5)	$10.00	0.32	0.68	1.00	(0.31)	(0.01)	(0.32)	$10.68	10.16%	0.25%(4)	0.89%(4)	3.35%(4)	2.71%(4)	16%	$8,116

20

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(3)	$11.21	0.10	0.33	0.43	(0.10)	—	(0.10)	$11.54	3.82%	1.55%(4)	1.63%(4)	1.69%(4)	1.61%(4)	36%	$2,077
2012	$10.62	0.22	0.65	0.87	(0.21)	(0.07)	(0.28)	$11.21	8.29%	1.56%	1.64%	1.96%	1.88%	95%	$1,779
2011	$10.68	0.22	(0.05)	0.17	(0.22)	(0.01)	(0.23)	$10.62	1.64%	1.54%	1.65%	2.08%	1.97%	21%	$3,030
2010(5)	$10.00	0.25	0.68	0.93	(0.24)	(0.01)	(0.25)	$10.68	9.41%	1.00%(4)	1.64%(4)	2.60%(4)	1.96%(4)	16%	$2,882

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended November 30, 2012 (unaudited).
(4)	Annualized.
(5)	June 30, 2009 (fund inception) through May 31, 2010.
(6)	Ratio was less than 0.005%.
(7)	March 1, 2010 (commencement of sale) through May 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2009 (fund inception) through May 31, 2010.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

23

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76988   1301

SEMIANNUAL REPORT         NOVEMBER 30, 2012

Long-Term Tax-Free Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Notes to Financial Statements	23
Financial Highlights	28
Approval of Management Agreement	30
Additional Information	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended November 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

Positive Six-Month Returns for U.S. Stocks and Bonds; Municipal Outperformance

During the summer and autumn months of 2012, the global economy struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with uncertainty still enveloping major developed economies such as the U.S., Japan, and Europe.

Despite these macroeconomic conditions, major U.S. stock and bond indices posted positive six-month returns, with stocks generally outperforming bonds. Stock outperformance under these circumstances sounds counterintuitive, but weakening international economic conditions triggered more stimulative monetary policy measures. The anticipated impact of these measures helped boost U.S. equities, along with high-yield bonds that tend to correlate with stocks.

Low U.S. Treasury yields, improvements in municipal credit conditions, and anticipation of higher income tax rates in 2013 helped municipal bonds generally outperform their taxable (including U.S. Treasury) counterparts for the six-month period. High-yield and long-maturity municipal bonds ranked among the top-performing U.S. bonds for the period.

The U.S. economy showed signs of improvement during 2012, particularly the long-depressed housing market. However, the outlook for 2013 remains guarded. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MMBAX	4.68% -0.02%	11.18% 6.15%	6.29% 5.32%	4.98%(2) 4.50%(2)	5.70%(2) 5.39%(2)	3/31/97
Barclays Municipal Bond Index	—	4.18%	10.17%	6.23%	5.45%	5.88%	—
Investor Class	ACLVX	4.72%	11.46%	6.55%	—	5.76%	4/3/06
Institutional Class	ACLSX	4.91%	11.68%	6.76%	—	5.97%	4/3/06
C Class No sales charge* With sales charge*	ACTCX	4.20% 3.20%	10.36% 10.36%	5.50% 5.50%	— —	4.71% 4.71%	4/3/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.48%	0.28%	0.73%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

NOVEMBER 30, 2012
Portfolio at a Glance
Weighted Average Maturity	14.2 years
Average Duration (Modified)	5.3 years

30-Day SEC Yields
Investor Class	1.52%
Institutional Class	1.72%
A Class	1.22%
C Class	0.55%
A Class 30-Day Tax-Equivalent Yields(1)
25.00% Tax Bracket	1.63%
28.00% Tax Bracket	1.69%
33.00% Tax Bracket	1.82%
35.00% Tax Bracket	1.88%
(1)The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors	% of fund investments
General Obligation (GO)	23%
Transportation Revenue	15%
Hospital Revenue	11%
Lease/Certificate of Participation	9%
Water/Sewer/Gas Revenue	9%

Top Five States and Territories	% of net assets
California	20.1%
New York	14.9%
Texas	7.9%
New Jersey	6.9%
Illinois	5.5%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.5%
Other Assets and Liabilities	(0.5)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period(1) 6/1/12 – 11/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.20	$2.41	0.47%
Institutional Class	$1,000	$1,049.10	$1.39	0.27%
A Class	$1,000	$1,046.80	$3.69	0.72%
C Class	$1,000	$1,042.00	$7.52	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2012 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 100.5%
ALABAMA — 0.6%
East Alabama Health Care Facilities Authority Rev., Series 2008 B, VRDN, 5.00%, 9/1/13, Prerefunded at 100% of Par(1)	$ 500,000	$ 517,610
ARIZONA — 2.4%
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children’s Hospital), 5.00%, 2/1/42	200,000	222,106
Arizona Transportation Board Rev., 4.00%, 7/1/15	500,000	545,515
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	249,186
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	56,939
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	307,880
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	335,000	394,901
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	354,357
		2,130,884
CALIFORNIA — 20.1%
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	167,618
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	400,000	465,984
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	100,000	126,140
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	270,000	309,663
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	346,890
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	235,582
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	300,000	359,238
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	115,083
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	144,534
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	690,000	738,817
California Educational Facilities Authority Rev., Series 2012 U-2, (Stanford University), 5.00%, 10/1/32	300,000	437,775
California GO, 5.00%, 3/1/15	500,000	549,850
California GO, 5.00%, 9/1/16	250,000	289,322
California GO, 4.00%, 9/1/18	400,000	468,824
California GO, 5.00%, 9/1/24	200,000	250,862
California GO, 5.00%, 6/1/25	130,000	141,128
California GO, 5.00%, 9/1/25	150,000	177,096
California GO, 5.625%, 4/1/26	500,000	609,505
California GO, 5.75%, 4/1/27	500,000	612,215
California GO, 5.00%, 2/1/28 (Ambac)	335,000	441,426
California GO, 5.75%, 4/1/28	500,000	611,880
California GO, 5.25%, 9/1/28	200,000	244,486
California GO, 5.00%, 10/1/41	100,000	115,797
California GO, Series 2012 B, VRN, 1.31%, 12/6/12	200,000	200,584
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	13,227

7

Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	$ 245,000	$ 302,016
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	361,671
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	181,118
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	230,792
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	250,000	287,400
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.46%, 12/6/12	1,500,000	1,500,060
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	275,000	317,859
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	121,449
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	150,000	173,579
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	400,000	450,984
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	200,000	226,838
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	750,000	769,627
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	250,000	283,565
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	346,623
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	300,831
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	300,000	305,541
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	138,750
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21	250,000	308,662
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	476,892
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	177,117
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	300,000	385,824
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	118,587
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	237,274
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	275,703
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	133,070
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	290,000	352,701
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	126,329
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	176,955

8

Principal Amount	Value
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	$ 50,000	$ 62,543
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	86,588
San Diego Unified School District GO, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	95,710
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	303,092
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(2)	1,000,000	296,390
		18,085,666
COLORADO — 2.4%
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRDN, 0.21%, 12/3/12 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	291,854
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	307,990
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	238,886
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	248,332
		2,187,062
CONNECTICUT — 1.7%
Connecticut GO, Series 2012 A, VRDN, 0.38%, 12/6/12	1,000,000	1,000,130
Connecticut GO, Series 2012 E, 5.00%, 9/15/26	200,000	253,618
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL-RE)	200,000	231,438
		1,485,186
DELAWARE — 0.1%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	119,855
DISTRICT OF COLUMBIA — 1.5%
District of Columbia Rev., Series 2011 G, (Income Tax Secured) 5.00%, 12/1/36	300,000	360,798
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.64%, 12/6/12	500,000	500,040
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	472,232
		1,333,070
FLORIDA — 3.6%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	122,705
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	239,366
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	200,000	232,832
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	300,000	351,075
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	285,773
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	351,777
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	233,288
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	222,120
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	114,673
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	250,000	291,267

9

Principal Amount	Value
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	$ 85,000	$ 96,548
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	254,052
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children’s Health Facilities), 6.50%, 11/15/39	300,000	365,811
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	119,789
		3,281,076
GEORGIA — 1.7%
Albany-Dougherty County Hospital Authority 4.00%, 12/1/42(3)	100,000	103,377
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	320,208
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	237,860
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	103,388
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	102,852
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	200,000	199,976
Georgia Municipal Electric Power Authority Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)	10,000	10,052
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	470,592
		1,548,305
GUAM — 0.7%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	173,248
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	250,000	283,552
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	171,386
		628,186
HAWAII — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	230,250
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	100,000	126,448
		356,698
IDAHO — 0.3%
Idaho Health Facilities Authority Rev., (St. Luke’s Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	283,603
ILLINOIS — 5.5%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	217,192
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	224,156
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	200,000	230,318
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	250,000	343,087
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	119,134
Chicago Waterworks Rev., 5.00%, 11/1/42	200,000	235,316
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	241,666
Cook County GO, Series 2012 C, 5.00%, 11/15/24(3)	200,000	246,014
Cook County GO, Series 2012 C, 5.00%, 11/15/25(3)	200,000	245,398
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	246,032

10

Principal Amount	Value
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	$ 400,000	$ 406,048
Illinois GO, 5.00%, 1/1/15	295,000	319,777
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	228,710
Illinois GO, 5.00%, 3/1/37	100,000	110,971
Illinois GO, Series 2006 A, 5.00%, 6/1/13	475,000	486,238
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	278,963
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	272,293
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	170,909
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	308,137
		4,930,359
INDIANA — 0.6%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	287,598
Indiana Finance Authority Rev., (Community Foundation of Northwest Indiana), 5.00%, 3/1/41	100,000	111,137
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	124,504
		523,239
IOWA — 0.1%
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	100,000	105,141
KANSAS — 0.8%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.39%, 12/6/12	500,000	500,045
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21	200,000	247,704
		747,749
KENTUCKY — 0.8%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	170,450
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	300,237
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	286,018
		756,705
MARYLAND — 0.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	170,522
MASSACHUSETTS — 3.5%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34	200,000	237,270
Massachusetts Bay Transportation Authority Rev., Series 2012 A, (Assessment Bonds), 5.00%, 7/1/41	150,000	180,722
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	278,350
Massachusetts Development Finance Agency Rev., Series 2012 B, (Covanta Energy Project), 4.875%, 11/1/42	100,000	102,388
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	239,868
Massachusetts GO, Series 2012 A, VRN, 0.41%, 12/6/12	200,000	200,110
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	248,724
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	313,675
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	303,570

11

Principal Amount	Value
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	$ 250,000	$ 313,242
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	100,000	125,297
Massachusetts Water Resources Authority Rev., Series 2002 D, VRDN, 0.19%, 12/3/12 (LOC: Landesbank Baden-Wurttemberg)	400,000	400,000
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	182,817
		3,126,033
MICHIGAN — 1.7%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	292,885
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	114,627
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	274,222
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	474,291
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	159,404
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	179,078
		1,494,507
MINNESOTA — 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL-RE/FGIC)	300,000	341,781
Minnesota GO, 5.00%, 6/1/18	200,000	230,856
		572,637
MISSISSIPPI — 0.3%
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	250,000	303,345
MISSOURI — 0.3%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	295,398
NEBRASKA — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/42	100,000	111,296
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	176,298
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	250,000	312,380
		599,974
NEVADA — 0.6%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	213,408
Las Vegas Valley Water District GO, Series 2012 B, 5.00%, 6/1/42	250,000	294,813
		508,221
NEW JERSEY — 6.9%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	286,340
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	273,472
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	85,395
New Jersey Educational Facilities Authority Rev., Series 2012 B, (Rampano College), 5.00%, 7/1/37	200,000	233,014
New Jersey GO, 5.00%, 6/1/17	200,000	237,800
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	280,405
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	216,006

12

Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	$ 200,000	$ 224,884
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/24(3)	200,000	240,304
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	200,000	235,200
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	1,000,000	1,012,490
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	150,000	179,726
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	282,140
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	520,344
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	317,560
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	287,557
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	268,029
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	129,328
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(2)	400,000	186,940
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	357,104
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	333,423
		6,187,461
NEW YORK — 14.9%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	66,921
Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	250,000	312,270
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	350,000	409,251
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	315,197
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	185,460
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	250,000	309,657
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	323,552
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.30%, 12/6/12	500,000	499,995
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	351,177
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	250,000	292,412
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/27	150,000	173,813
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	82,263
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(1)	15,000	16,063
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	235,000	249,932

13

Principal Amount	Value
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	$ 250,000	$ 291,628
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second Generation Resolution), 5.00%, 6/15/45	200,000	236,342
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	352,017
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	185,055
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	237,060
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	362,709
New York GO, Series 2009 C, 5.00%, 8/1/23	500,000	610,380
New York GO, Series 2009 E, 5.00%, 8/1/16	400,000	462,372
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	116,541
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	256,372
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	255,540
New York State Dormitory Authority Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18	300,000	368,580
New York State Dormitory Authority Rev., (Teachers College), 5.00%, 7/1/42	250,000	291,040
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	290,918
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	425,636
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/27	250,000	313,480
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	100,000	120,105
New York State Dormitory Authority State Personal Income Tax Rev., Series 2008 A, (General Purpose), 5.00%, 3/15/19	300,000	364,371
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	341,827
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	238,402
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	500,000	524,305
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	136,625
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22	340,000	409,826
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	100,000	101,399
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	299,077
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	424,361
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	368,236

14

Principal Amount	Value
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	$ 350,000	$ 394,569
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	239,944
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	200,000	246,350
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/18	200,000	234,886
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	500,000	268,220
		13,356,136
NORTH CAROLINA — 2.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	250,000	287,600
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	319,455
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	200,000	232,164
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	200,000	227,400
North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	349,155
North Carolina Medical Care Commission Health Care Facilities Rev., Series 2012 C, (Wake Forest Baptist), VRDN, 0.90%, 12/6/12	250,000	250,047
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	45,000	45,205
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13	105,000	105,485
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	342,144
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15(3)	200,000	218,544
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/16(3)	200,000	226,176
		2,603,375
OHIO — 0.4%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	226,596
Middleburg Heights Rev., (Southwest General Health Center Project), 4.00%, 8/1/47	100,000	100,783
		327,379
OKLAHOMA — 0.2%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	182,628
OREGON — 1.0%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	225,034
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	352,665
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	352,587
		930,286
PENNSYLVANIA — 3.6%
Beaver County Industrial Development Authority Rev., Series 2006 B, (Pollution Control), VRDN, 2.50%, 6/1/17 (GA: First Energy Solutions Corp./First Energy Generation Corp.)	200,000	202,740
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	500,000	602,800
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	307,480

15

Principal Amount	Value
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	$ 250,000	$ 313,130
Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44(3)	100,000	108,910
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	100,000	120,745
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/42	100,000	116,575
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	246,356
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	174,207
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	333,222
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	283,675
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	150,000	181,189
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	120,403
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	119,029
		3,230,461
PUERTO RICO — 4.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	500,000	522,540
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	230,000	245,902
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	193,653
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	331,653
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	112,014
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	200,000	205,758
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	385,000	410,052
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	359,200
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	207,328
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	86,972
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	161,049
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 0.00%, 8/1/33(2)	390,000	132,896
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	379,813
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	161,399
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	700,000	139,545
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	150,000	181,021
		3,830,795

16

Principal Amount	Value
SOUTH CAROLINA — 0.4%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	$ 175,000	$ 201,401
South Carolina State Public Service Authority Rev., Series 2012 D, 5.00%, 12/1/43	100,000	116,655
		318,056
TENNESSEE — 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	253,816
TEXAS — 7.9%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	328,320
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	339,981
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	273,298
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	250,000	316,252
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	124,521
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	123,610
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	472,356
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	260,968
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	200,000	218,096
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	221,318
Lubbock Health Facilities Development Corp. Rev., Series 2008 A, (St. Joseph Health System), VRDN, 1.125%, 10/18/16	500,000	502,795
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	300,000	336,435
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	362,391
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	180,600
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(1)	225,000	225,929
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	302,391
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	257,225
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	259,603
San Antonio Water System Rev., 4.00%, 5/15/16	500,000	559,065
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	281,367
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30(3)	200,000	223,150
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/41	200,000	227,058
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	400,000	401,680
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	304,107
		7,102,516

17

Principal Amount	Value
U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	$ 250,000	$ 280,868
UTAH — 0.8%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL-RE)	250,000	323,797
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/42	100,000	116,442
Utah Transit Authority Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20	250,000	301,530
		741,769
VIRGINIA — 1.1%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/32(2)	200,000	128,680
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	350,000	407,270
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	233,694
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	252,290
		1,021,934
WASHINGTON — 1.8%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	250,000	293,937
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	170,373
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	237,282
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	235,434
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	242,726
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	280,658
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	150,000	160,719
		1,621,129
WISCONSIN — 2.5%
Milwaukee Redevelopment Authority Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)	475,000	490,285
Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.19%, 12/3/12 (LOC: JPMorgn Chase Bank N.A.)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	359,757
Wisconsin Health & Educational Facilities Authority Rev., Series 2012 A, (Froedtert Health, Inc.), 5.00%, 4/1/42	100,000	115,402
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	306,253
		2,271,697
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $82,716,759)		90,351,337
OTHER ASSETS AND LIABILITIES — (0.5)%		(422,742)
TOTAL NET ASSETS — 100.0%		$89,928,595

18

Notes to Schedule of Investments

AGC = Assured Guaranty Corporation
AGC-ICC = Assured Guarantee Corporation - Insured Custody Certificates
AGM = Assured Guaranty Municipal Corporation
Ambac = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
GA = Guaranty Agreement
GO = General Obligation
LOC = Letter of Credit
NATL-RE = National Public Finance Guarantee Corporation - Reinsured
PSF-GTD = Permanent School Fund Guaranteed
Q-SBLF = Qualified School Board Loan Fund
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	When-issued security.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

NOVEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $82,716,759)	$90,351,337
Cash	86,912
Receivable for investments sold	267,863
Receivable for capital shares sold	176,888
Interest receivable	1,060,305
91,943,305

Liabilities
Payable for investments purchased	1,848,486
Payable for capital shares redeemed	121,228
Accrued management fees	33,651
Distribution and service fees payable	8,089
Dividends payable	3,256
2,014,710

Net Assets	$89,928,595

Net Assets Consist of:
Capital paid in	$83,022,756
Undistributed net investment income	9
Accumulated net realized loss	(728,748)
Net unrealized appreciation	7,634,578
$89,928,595

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$64,326,890	5,325,977	$12.08
Institutional Class	$174,432	14,445	$12.08
A Class	$20,935,871	1,733,757	$12.08*
C Class	$4,491,402	371,885	$12.08

*Maximum offering price $12.65 (net asset value divided by 0.955).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,324,686

Expenses:
Management fees	186,213
Distribution and service fees:
A Class	25,277
C Class	22,069
Trustees’ fees and expenses	2,639
236,198

Net investment income (loss)	1,088,488

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	596,509
Futures contract transactions	22,363
618,872

Change in net unrealized appreciation (depreciation) on:
Investments	2,028,128
Futures contracts	13,259
2,041,387

Net realized and unrealized gain (loss)	2,660,259

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,748,747

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MAY 31, 2012
Increase (Decrease) in Net Assets	November 30, 2012	May 31, 2012
Operations
Net investment income (loss)	$1,088,488	$1,858,467
Net realized gain (loss)	618,872	218,456
Change in net unrealized appreciation (depreciation)	2,041,387	3,706,185
Net increase (decrease) in net assets resulting from operations	3,748,747	5,783,108

Distributions to Shareholders
From net investment income:
Investor Class	(781,960)	(1,167,007)
Institutional Class	(3,311)	(10,090)
A Class	(262,354)	(595,246)
B Class	—	(3,834)
C Class	(40,661)	(82,096)
Decrease in net assets from distributions	(1,088,286)	(1,858,273)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	13,000,311	26,013,036

Net increase (decrease) in net assets	15,660,772	29,937,871

Net Assets
Beginning of period	74,267,823	44,329,952
End of period	$89,928,595	$74,267,823

Accumulated undistributed net investment income (loss)	$9	$(193)

See Notes to Financial Statements.

22

Notes to Financial Statements

NOVEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income taxes consistent with preservation of capital. The fund pursues its objective by investing primarily in long-term investment-grade municipal obligations.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

23

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended November 30, 2012 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

24

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2012 were $36,591,391 and $24,670,433, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2012		Year ended May 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,553,766	$18,389,255	2,990,503	$33,983,506
Issued in reinvestment of distributions	63,321	751,433	96,965	1,102,333
Redeemed	(501,708)	(5,934,362)	(1,050,425)	(11,844,987)
	1,115,379	13,206,326	2,037,043	23,240,852
Institutional Class
Issued in reinvestment of distributions	282	3,311	887	10,029
Redeemed	(9,820)	(115,847)	(2,517)	(28,194)
	(9,538)	(112,536)	(1,630)	(18,165)
A Class
Sold	184,807	2,187,772	472,627	5,362,857
Issued in reinvestment of distributions	18,625	220,843	43,841	496,625
Redeemed	(234,919)	(2,761,873)	(295,820)	(3,361,258)
	(31,487)	(353,258)	220,648	2,498,224
B Class	N/A
Issued in reinvestment of distributions			281	3,104
Redeemed			(33,025)	(367,834)
			(32,744)	(364,730)
C Class
Sold	47,887	563,156	135,345	1,559,761
Issued in reinvestment of distributions	2,664	31,575	6,825	77,157
Redeemed	(28,067)	(334,952)	(86,654)	(980,063)
	22,484	259,779	55,516	656,855
Net increase (decrease)	1,096,838	$13,000,311	2,278,833	$26,013,036

25

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly sold interest rate risk derivative instruments during the first three months of the period.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2012, the effect of interest rate risk derivative instruments on the Statement of Operations was $22,363 in net realized gain (loss) on futures contract transactions and $13,259 in change in net unrealized appreciation (depreciation) on futures contracts.

26

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$82,716,759
Gross tax appreciation of investments	$7,642,555
Gross tax depreciation of investments	(7,977)
Net tax appreciation (depreciation) of investments	$7,634,578

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2012, the fund had accumulated short-term capital losses of $(1,299,627), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2013	2014	2015	2016	2017	2018	2019	Unlimited
$(142,310)	$(389,668)	—	$(415,549)	$(175,946)	$(72,593)	$(71,439)	$(32,122)

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$11.70	0.17(3)	0.38	0.55	(0.17)	$12.08	4.72%	0.47%(4)	2.83%(4)	31%	$64,327
2012	$10.89	0.39(3)	0.81	1.20	(0.39)	$11.70	11.22%	0.48%	3.42%	38%	$49,255
2011	$11.02	0.43(3)	(0.13)	0.30	(0.43)	$10.89	2.77%	0.48%	3.94%	23%	$23,674
2010	$10.60	0.44(3)	0.42	0.86	(0.44)	$11.02	8.32%	0.48%	4.04%	50%	$9,824
2009	$10.56	0.39	0.04	0.43	(0.39)	$10.60	4.32%	0.49%	3.84%	40%	$3,622
2008	$10.78	0.43	(0.22)	0.21	(0.43)	$10.56	1.99%	0.49%	4.02%	257%	$1,071
Institutional Class
2012(2)	$11.69	0.18(3)	0.39	0.57	(0.18)	$12.08	4.91%	0.27%(4)	3.03%(4)	31%	$174
2012	$10.89	0.42(3)	0.79	1.21	(0.41)	$11.69	11.35%	0.28%	3.62%	38%	$280
2011	$11.02	0.45(3)	(0.13)	0.32	(0.45)	$10.89	2.97%	0.28%	4.14%	23%	$279
2010	$10.60	0.45(3)	0.44	0.89	(0.47)	$11.02	8.53%	0.28%	4.24%	50%	$118
2009	$10.56	0.42	0.04	0.46	(0.42)	$10.60	4.53%	0.29%	4.04%	40%	$18,460
2008	$10.78	0.45	(0.22)	0.23	(0.45)	$10.56	2.19%	0.29%	4.22%	257%	$17,661

28

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(2)	$11.70	0.15(3)	0.38	0.53	(0.15)	$12.08	4.68%	0.72%(4)	2.58%(4)	31%	$20,936
2012	$10.89	0.36(3)	0.81	1.17	(0.36)	$11.70	10.85%	0.73%	3.17%	38%	$20,645
2011	$11.02	0.40(3)	(0.13)	0.27	(0.40)	$10.89	2.52%	0.73%	3.69%	23%	$16,820
2010	$10.60	0.41(3)	0.43	0.84	(0.42)	$11.02	8.05%	0.73%	3.79%	50%	$23,618
2009	$10.56	0.37	0.04	0.41	(0.37)	$10.60	4.06%	0.74%	3.59%	40%	$20,619
2008	$10.78	0.40	(0.22)	0.18	(0.40)	$10.56	1.73%	0.74%	3.77%	257%	$9,320
C Class
2012(2)	$11.70	0.11(3)	0.38	0.49	(0.11)	$12.08	4.20%	1.47%(4)	1.83%(4)	31%	$4,491
2012	$10.89	0.28(3)	0.81	1.09	(0.28)	$11.70	10.12%	1.48%	2.42%	38%	$4,087
2011	$11.02	0.32(3)	(0.13)	0.19	(0.32)	$10.89	1.76%	1.48%	2.94%	23%	$3,201
2010	$10.60	0.33(3)	0.43	0.76	(0.34)	$11.02	7.25%	1.48%	3.04%	50%	$4,325
2009	$10.56	0.29	0.04	0.33	(0.29)	$10.60	3.28%	1.49%	2.84%	40%	$3,749
2008	$10.78	0.32	(0.22)	0.10	(0.32)	$10.56	0.98%	1.49%	3.02%	257%	$1,152

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended November 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

29

Approval of Management Agreement

At a meeting held on June 14, 2012, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

30

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

31

 process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

32

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

33

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Municipal Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76983   1301

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 29, 2013